united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2021

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund
Investor Class Share QSPMX	Investor Class Shares QFITX

Quantified Evolution Plus Fund	Quantified Common Ground Fund
Investor Class Shares QEVOX	Investor Class Shares QCGDX

Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund
Investor Class Shares QTSSX	Investor Class Shares QRDTX

Quantified Government Income Tactical Fund

Investor Class Shares QGITX

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

February 18, 2022

Dear Shareholders:

This Semi-Annual Report for the Quantified Funds focuses on the period from July 1, 2021 – December 31, 2021. The Quantified Funds are a series of Funds, sub-advised by Flexible Plan Investments, Ltd., actively managed using dynamic asset allocation. All of the Quantified Funds are created to work together in portfolios to seek return and manage risk for an investor through changing market conditions.

The Quantified STF Fund returned 18.89% in the second half of 2021 for the Investor Class shares and 18.51% for the Advisor Class shares, versus a return of 12.50% for the NASDAQ 100 Total Return Index. The Fund began the third quarter with 2.0X exposure. On September 28, exposure decreased to 0.8X and then increased to 1.0X on September 29, where it remained. On October 21, exposure increased to 2.0X, and on December 7 decreased to 1.6X. On December 14, exposure increased to 2.0X and then decreased to 1.6X the next day. On December 30, exposure increased to 2.0X, where it remained to end the quarter. Overall, the use of varying amounts of leverage during the period contributed to the Fund’s above-index returns.

The Quantified Market Leaders Fund declined by (7.13%) for the period in the Investor Class shares and by (7.45%) in the Advisor Class shares, versus a return of 8.16% for the Wilshire 5000 Total Return Index. During the third quarter, the Market Leaders Fund experienced whipsaws in the rotation of asset classes and sectors, as new leaders emerged and were purchased within the Fund, only to see their uptrends fade and newer leaders surface. The Fund remained fully invested throughout the quarter and at its maximum equity exposure of 156% This resulted in the Fund declining by (9.2%) for the third quarter. The Fund rebounded and posted a 2.28% gain in the fourth quarter. Half of the portfolio is represented by sector rotation and the other half by style/asset class rotation. Lack of follow-through within the sectors impacted by that half of the portfolio. The half invested in the leading styles fared significantly better than the sectors. The rotation within the styles was rather muted in the period, favoring large caps and slightly favoring growth over value.

The Quantified Common Ground Fund was developed to invest in common stocks and bonds of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards. The Fund returned 16.48% for the period versus a return of 11.11% of the S&P Composite 1500 Total Return Index for the same period. The Fund favored Healthcare during the months of July and August, while Real Estate was favored in September. Healthcare and Technology were the top contributors to performance for the third quarter. The Fund continued to favor Healthcare during the months of October and November, while Consumer Staples and Industrials were favored on a relative basis in November. Healthcare and Consumer Staples were the top contributors to performance for the fourth quarter. The Fund behaved largely as a value fund for October but showed attributes more like a growth fund in November and December. No sectors contributed negative returns, but allocations to Communications and Financials had a relatively small effect on the Fund. As a result of this investment behavior, the Fund significantly outperformed its benchmark for the quarter.

The Quantified Pattern Recognition Fund returned 6.54% for the period versus a return of 11.67% for the S&P 500 Total Return Index and versus 5.84% of a blended benchmark of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg U.S. Aggregate Bond Index for the same period. The Fund began the third quarter minimally exposed to the market, with some inverse positions, switching to 2X long near the middle of July, remaining there for much of the quarter. During this period, the Fund gained about 13%. However, as the markets pulled back in mid-September, the Fund exited the market after hitting a stop-loss in mid-September and giving back most of its gains for the quarter. The Fund then re-entered the market with a 50% allocation, changing to an 80% exposure by the end of the month. The Fund changed to 1.6X long in mid-October. At the end of October and beginning of November, the Fund saw significant inverse positions. During this period, the Fund gained about 7%, some of which was given back by the inverse exposure. The Fund changed its position back to 1.6X long by mid-November, where it remained with the exception of a stopped-out trade at the beginning of December.

The Quantified Alternative Investment Fund returned 2.45% for the Investor Class shares for the last six months of 2021 and 2.15% for the Advisor Class shares compared with a decline of (0.08%) for the HFRX Global Hedge Fund Index and a return of 11.67% for the S&P 500 Total Return Index. The sector rotation portion of the Fund, specifically the Financial Services sector, had the largest positive contribution to the Fund in the third quarter while the Materials sector had the largest positive contribution in the fourth quarter. The cash position was just over 22% at the end of the fourth quarter, signifying a slightly higher than average risk environment. The Fund’s futures hedging exposure was positive, adding to performance for the period.

The Quantified Evolution Plus Fund returned 8.94% for its mixed asset class portfolio compared with a return of 11.67% for the 100% equity-based S&P 500 Total Return Index for the period. The Fund began the third quarter heavily invested in Real Estate and International equities. By the end of the quarter, however, they combined for only half of the portfolio, with the largest position in the S&P 500. By the end of the period, Real Estate and S&P 500 combined for only 35% of the portfolio, with the largest position in long-term government bonds. The Fund was slightly whipsawed by market volatility in November, which saw the use of fallback positions in the U.S. dollar and long-term U.S. Treasuries.

The Quantified Managed Income Fund fell by (0.32%) for the Investor Class for the period and by (0.57%) for the Advisor Class shares, compared with an increase of 0.06% for the Bloomberg U.S. Aggregate Bond Index. The dividend-paying stock sleeve of the Fund was the best performing component in the second half of the year, though that portion of the Fund remained mostly market neutral to reduce volatility. The buy-and-hold portion of the Fund rose more than the index in the third quarter, while the Fund’s high-yield bond trading underperformed the benchmark during this period. The rotational ETF portfolio was the worst performing component in the third quarter. The actively-traded long-term government bond futures overlay was positive and outperformed the Fund’s benchmark for the fourth quarter. The rotational ETF portfolio fell more than the index, while the Fund’s high-yield bond trading outperformed the benchmark during this period. The buy-and-hold portion of the Fund was the worst performing component. The actively traded long-term government bond futures overlay was positive and outperformed the Fund’s benchmark for the quarter.

The Quantified Tactical Fixed Income Fund returned 4.10% while the Bloomberg U.S. Aggregate Bond Index returned 0.06% for the period. Over half of the sub-strategies used within the Fund outperformed the Bloomberg index for the third quarter and over 70% outperformed for the fourth quarter. In July and September, the Fund was strongly long-biased in long-term U.S. Treasuries, while during the month of August the Fund alternated several times between long and slightly short positions as the underlying strategies sought consensus. The Fund managed lower volatility than long-term U.S. Treasuries overall, particularly during August when the bond markets were choppy. However, the Fund was largely exposed to September’s drop in long -term U.S. Treasuries. While the Fund did outperform long-term government and aggregate bonds for the third quarter, this exposure late in the quarter nevertheless reduced the return for the Fund. The Fund had a long bias for long-term U.S. Treasuries and high-yield bonds for the fourth quarter, though tactical trading was frequent throughout the quarter. The Fund held two brief short positions in long-term U.S. Treasuries in mid-November and mid-December. The Fund managed lower volatility than long-term U.S. Treasuries overall, particularly during the latter portion of November. Each time long-term U.S. Treasuries dropped during the quarter, the Fund was underexposed, mitigating losses. Thanks to these reduced exposures applied at beneficial times, the Fund outperformed long -term U.S. Treasuries on a risk-adjusted basis and aggregate bonds on both a raw and risk-adjusted basis for the fourth quarter.

The Quantified Tactical Sectors Fund declined by (21.02%) for the last six months of 2021 versus a gain of 11.67% for the S&P 500 Total Return Index for the same period. The Fund experienced significant whipsaws during this period. The losses were magnified as the ruleset for the Fund indicated the use of ultra-funds (leveraged funds.) The lack of follow through on leading sectors identified by relative strength was a factor throughout the period. Sector leadership reversed quickly as Covid concerns moved from optimism to pessimism. Reopened sectors rallied enough to become new leaders, only to falter as Covid cases rose, and vice-versa as variants were discovered to be milder than expected.

The Quantified Rising Dividend Tactical Fund focusing on low volatility and rising dividend gained 8.53% during the period while the S&P 500 Total Return Index was up 11.67 % for the same period. Two of the five ETF constituents of the Fund posted small gains in the third quarter, led by the NASDAQ 100 ETF rising 1.0% and the S&P 500 Low Volatility ETF registering a 0.3% gain. The remaining three ETFs held posted fractional declines: the Rising Dividend ETF fell by (0.1%); the Equally Weighted S&P 500 ETF by (0.2%); and the International Dividend Appreciation ETF by (0.3%). During the fourth quarter, within the five ETF holdings, three outperformed the S&P 500, led by a 13.5% gain in S&P Low Volatility and 12.3% for the Vanguard Dividend Appreciation. The laggards were Vanguard International with a 4.3% gain and a 9.0% gain from the Equally Weighted S&P 500.

The Quantified Government Income Tactical Fund returned 5.99% versus a gain of 0.06 % for the Bloomberg U.S. Aggregate Bond Index for the same six-month period. The Fund began the third quarter 40% exposed to long-term U.S. Treasuries, moving to 80% long by mid-July and remaining there for the rest of the month. August saw variable exposure as the strategies sought to control for market risk. September saw slowly increasing exposure to U.S. Treasuries, maxing out at 120% long just before the end of the quarter, and ending slightly over 80% exposed. The Fund performed well during the quarter, offering a return to long-term U.S. Treasuries with less volatility. However, at the end of the month of September, U.S. Treasuries fell amid inflation concerns. These price movements were not in line with model positioning and the Fund participated in much of the downside, negating prior gains. The Fund began the fourth quarter 80% exposed to long-term U.S. Treasuries, moving to leveraged positions by mid-October, and declining to no exposure by early November. From there, the Fund slowly increased exposure through the end of November and reduced exposure overall through the end of December, though some tactical trades occurred during these periods as well, making exposure less than linear. The Fund performed well during the fourth quarter, offering a higher return than long -term U.S. Treasuries with less volatility. The Fund took advantage when long-term U.S. Treasuries rose through the beginning of December and reduced exposure as they fell through the remainder of the quarter, leading to the outperformance.

Thank you for your confidence in the Quantified Funds. If you have any questions about the Funds, please contact us at our website www.flexibleplan.com/market hotline.

Very truly yours,

Jerry Wagner	Catherine Ayers-Rigsby
Flexible Plan, Ltd.	Advisors Preferred, LLC
Sub-adviser	Adviser

Quantified Managed Income Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	(0.32)%	(0.66)%	(0.12)%	0.27%	N/A	0.66%
Quantified Managed Income Fund - Advisor Class	(0.57)%	(1.24)%	(0.78)%	(0.38)%	0.28%	N/A
Bloomberg U.S. Aggregate Bond Index **	0.06%	(1.54)%	4.79%	3.57%	3.11%	3.22%

+	Inception date is August 9, 2013

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021, was 1.57% for Investor Class and 2.18% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Common Stocks	9.8%
Exchange-Traded Funds:
Debt Funds	44.9%
Equity Funds	10.3%
Money Market Funds	60.7%
Collateral For Securities Loaned	12.5%
Liabilities in Excess of Other Assets	(38.2)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 9.8%
	AEROSPACE & DEFENSE - 1.0%
2,059	General Dynamics Corporation	$429,240
1,107	Northrop Grumman Corporation	428,486
31,132	Park Aerospace Corporation(a)	410,942
		1,268,668
	BEVERAGES - 0.4%
7,265	Coca-Cola Company	430,161

	BIOTECH & PHARMA - 1.7%
1,817	Amgen, Inc.	408,770
1,489	Eli Lilly & Company	411,292
2,393	Johnson & Johnson	409,371
5,571	Merck & Company, Inc.	426,961
7,082	Pfizer, Inc.	418,192
		2,074,586
	CHEMICALS - 0.3%
1,186	NewMarket Corporation	406,466

	DIVERSIFIED INDUSTRIALS - 0.4%
2,403	3M Company	426,845

	E-COMMERCE DISCRETIONARY - 0.3%
6,158	eBay, Inc.	409,507

	FOOD - 1.1%
6,408	General Mills, Inc.	431,771
4,740	John B Sanfilippo & Son, Inc.	427,358
6,696	Kellogg Company(a)	431,356
		1,290,485
	HOUSEHOLD PRODUCTS - 0.3%
2,397	Clorox Company	417,941

	INSURANCE - 0.4%
4,127	Progressive Corporation	423,637

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	MACHINERY - 0.3%
4,134	Toro Company	$413,028

	RETAIL - CONSUMER STAPLES - 0.7%
1,745	Dollar General Corporation(a)	411,523
1,771	Target Corporation	409,880
		821,403
	RETAIL - DISCRETIONARY - 0.3%
1,739	Tractor Supply Company	414,926

	SOFTWARE - 0.3%
4,279	Citrix Systems, Inc.	404,751

	TECHNOLOGY HARDWARE - 0.3%
2,381	Apple, Inc.	422,794

	TECHNOLOGY SERVICES - 0.4%
2,329	Broadridge Financial Solutions, Inc.	425,788

	TELECOMMUNICATIONS - 0.3%
7,904	Verizon Communications, Inc.	410,692

	TRANSPORTATION & LOGISTICS - 1.0%
3,848	CH Robinson Worldwide, Inc.	414,160
1,990	United Parcel Service, Inc., Class B	426,537
8,926	Werner Enterprises, Inc.	425,413
		1,266,110
	TRANSPORTATION EQUIPMENT - 0.3%
4,708	PACCAR, Inc.	415,528

	TOTAL COMMON STOCKS (Cost $11,591,043)	12,143,316

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.2%
	EQUITY FUNDS - 10.3%
195,977	Alerian MLP ETF	$6,416,287
95,502	WisdomTree US LargeCap Dividend Fund	6,306,952
		12,723,239
	DEBT FUNDS - 44.9%
191,501	Invesco Fundamental High Yield Corporate Bond ETF	3,718,949
99,504	Invesco Preferred ETF	1,492,560
202,300	Invesco Senior Loan ETF	4,470,830
26,942	iShares 7-10 Year Treasury Bond ETF	3,098,330
27,176	iShares Core U.S. Aggregate Bond ETF	3,100,238
42,732	iShares iBoxx High Yield Corporate Bond ETF(a)	3,718,111
11,223	iShares iBoxx Investment Grade Corporate Bond ETF	1,487,272
49,002	iShares TIPS Bond ETF	6,331,058
30,119	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2,985,094
230,504	Quadratic Interest Rate Volatility and Inflation(a)	6,189,032
59,482	SPDR Bloomberg High Yield Bond ETF(a)	6,457,961
65,369	SPDR Doubleline Total Return Tactical ETF	3,094,569
59,728	Vanguard Long-Term Corporate Bond ETF	6,321,612
36,585	Vanguard Total Bond Market ETF	3,100,579
		55,566,195

	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,333,278)	68,289,434

	SHORT-TERM INVESTMENTS — 60.7%
	MONEY MARKET FUNDS - 60.7%
37,596,751	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	37,596,751
37,596,751	First American Government Obligations Fund, Class Z, 0.02%(b)	37,596,751
	TOTAL MONEY MARKET FUNDS (Cost $75,193,502)	75,193,502

	TOTAL SHORT-TERM INVESTMENTS (Cost $75,193,502)	75,193,502

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 12.5%
15,501,014	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (b)(c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,501,014)	$15,501,014

	TOTAL INVESTMENTS - 138.2% (Cost $170,618,837)	$171,127,266
	LIABILITIES IN EXCESS OF OTHER ASSETS - (38.2)%	(47,292,371)
	NET ASSETS - 100.0%	$123,834,895

OPEN FUTURES CONTRACTS
Number of				Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	(Depreciation)
35	CME E-Mini Standard & Poor’s 500 Index Future	03/18/2022	$8,327,375	$(158,567)
95	CME Ultra Long-Term US Treasury Bond Future	03/22/2022	18,726,875	(89,576)
	TOTAL FUTURES CONTRACTS			$(248,143)

ETF	- Exchange-Traded Fund

TIPS	- Treasury Inflation-Protected Securities

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $15,163,869 at December 31, 2021.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified Market Leaders Fund

Portfolio Review (Unaudited)

December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	(7.13)%	13.29%	25.36%	14.78%	N/A	11.01%
Quantified Market Leaders Fund - Advisor Class	(7.45)%	12.55%	24.71%	14.12%	15.20%	N/A
Wilshire 5000 Total Market Return Index **	8.16%	24.52%	25.60%	17.82%	17.65%	14.74%

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021, was 1.57% for Investor Class and 2.17% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Wilshire 5000 Total Market Return Index or more simply the Wilshire 5000 is an unmanaged composite of U.S. traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange-Traded Funds:
Equity Funds	78.9%
Money Market Funds	21.3%
Collateral for Securities Loaned	9.2%
Liabilities in Excess of Other Assets	(9.4)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.9%
	EQUITY FUNDS - 78.9%
413,839	Health Care Select Sector SPDR Fund(a)	$58,305,777
417,570	iShares Russell 1000 Value ETF	70,122,530
383,356	iShares Russell Mid-Cap Value ETF	46,915,107
1,151,000	Real Estate Select Sector SPDR Fund(a)	59,633,310
56,276	Technology Select Sector SPDR Fund	9,784,708
		244,761,432

	TOTAL EXCHANGE-TRADED FUNDS (Cost $240,622,601)	244,761,432

	SHORT-TERM INVESTMENTS — 21.3%
	MONEY MARKET FUNDS - 21.3%
33,036,034	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	33,036,034
33,036,033	First American Government Obligations Fund, Class Z, 0.02%(b)	33,036,033
	TOTAL MONEY MARKET FUNDS (Cost $66,072,067)	66,072,067

	TOTAL SHORT-TERM INVESTMENTS (Cost $66,072,067)	66,072,067

Units
	COLLATERAL FOR SECURITIES LOANED — 9.2%
28,609,670	Mount Vernon Liquid Assets Portfolio, LLC - 0.12%(b)(c)	28,609,670
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,609,670)

	TOTAL INVESTMENTS - 109.4% (Cost $335,304,338)	$339,443,169
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4)%	(29,307,788)
	NET ASSETS - 100.0%	$310,135,381

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $27,907,996 at December 31, 2021.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

TOTAL RETURN SWAPS

Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	December 31, 2021	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
300,990	iShares Russell 1000 Growth ETF	$91,979,534	1-Mth USD LIBOR plus 20 bp	1/26/2023	BRC	$(1,060,536)
200,830	iShares Russell Mid-Cap Growth ETF	23,139,633	1-Mth USD LIBOR plus 20 bp	1/26/2023	BRC	(157,818)
104,880	iShares Semiconductor ETF	56,878,522	1-Mth USD LIBOR plus 20 bp	1/26/2023	BRC	(1,233,383)
273,570	Technology Select Sector SPDR Fund	47,565,616	1-Mth USD LIBOR plus 20 bp	1/26/2023	BRC	(692,747)

					Total:	$(3,144,484)

BRC	- Barclays Capital

LIBOR	- London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	2.45%	11.76%	7.44%	5.48%	N/A	3.63%
Quantified Alternative Investment Fund - Advisor Class	2.15%	11.06%	6.84%	4.84%	4.23%	N/A
S&P 500 Total Return Index **	11.67%	28.71%	26.07%	18.47%	17.89%	15.36%

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated December 28, 2021, was 2.07% for Investor Class and 2.75% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange-Traded Funds:
Alternative Funds	1.3%
Commodity Funds	5.9%
Equity Funds	42.5%
Open-End Mutual Funds:
Alternative Funds	22.2%
Mixed Allocation Funds	5.3%
Money Market Funds	21.5%
Collateral for Securities Loaned	0.8%
Liabilities in Excess of Other Assets	0.5%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.7%
	ALTERNATIVE FUNDS - 1.3%
6,240	First Trust Alternative Absolute Return Strategy(a)	$179,493

	COMMODITY FUNDS - 5.9%
6,320	abrdn Bloomberg All Commodity Strategy K-1 Free	145,297
9,511	Direxion Auspice Broad Commodity Strategy ETF	277,531
12,325	First Trust Global Tactical Commodity Strategy	284,214
1,899	iShares Bloomberg Roll Select Commodity Strategy	93,963
		801,005
	EQUITY FUNDS - 42.5%
4,815	Alpha Architect US Quantitative Value ETF	179,022
3,881	Energy Select Sector SPDR Fund	215,396
3,107	Fidelity MSCI Energy Index ETF	47,164
858	Fidelity MSCI Financials Index ETF	47,979
4,069	Fidelity MSCI Materials Index ETF	204,833
10,180	Fidelity MSCI Real Estate Index ETF	353,450
8,646	Financial Select Sector SPDR Fund	337,626
1,675	First Trust Materials AlphaDEX Fund	104,118
2,344	First Trust Natural Gas ETF	40,270
3,667	Franklin LibertyQ US Mid Cap Equity ETF	177,336
1,231	Invesco DWA Energy Momentum ETF	37,706
540	Invesco KBW Bank ETF	36,634
4,097	Invesco RAFI Strategic US ETF	166,170
18,111	Invesco S&P 500 Downside Hedge ETF	689,486
944	Invesco S&P 500 Equal Weight Energy ETF	45,095
3,449	Invesco S&P 500 Equal Weight Financials ETF	222,012
2,090	Invesco S&P 500 Equal Weight Materials ETF	376,263
1,361	Invesco S&P 500 GARP ETF	132,058
2,996	Invesco S&P 500 Quality ETF	159,417
693	Invesco S&P SmallCap Quality ETF	27,131
12,154	iShares Global REIT ETF	372,034
315	iShares U.S. Broker-Dealers & Securities Exchanges ETF	34,713
2,750	iShares U.S. Energy ETF	82,775
568	iShares U.S. Oil & Gas Exploration & Production	34,784

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.7% (Continued)
	EQUITY FUNDS - 42.5% (Continued)
1,111	iShares U.S. Real Estate ETF(a)	$129,032
1,912	Materials Select Sector SPDR Fund	173,246
239	Pacer US Small Cap Cash Cows 100 ETF	10,222
7,237	Siren DIVCON Leaders Dividend	436,753
7,595	SPDR Dow Jones Global Real Estate ETF	429,345
233	SPDR S&P Bank ETF	12,712
1,972	SPDR S&P Capital Markets ETF	204,496
164	SPDR S&P Oil & Gas Exploration & Production ETF	15,723
122	SPDR S&P Regional Banking ETF	8,644
1,387	VanEck Vectors BDC Income ETF	23,870
553	Vanguard Materials ETF	108,875
407	Vanguard Real Estate ETF	47,216
1,324	WisdomTree US SmallCap Fund	68,054
		5,791,660

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,716,320)	6,772,158

	OPEN-END MUTUAL FUNDS — 27.5%
	ALTERNATIVE FUNDS - 22.2%
21,688	AlphaCentric Premium Opportunity Fund	574,105
38,567	GuideStone Strategic Alternatives Fund, Investor Class	394,540
64,258	Meeder Spectrum Fund, Institutional Class	901,540
53,382	PIMCO TRENDS Managed Futures Strategy Fund, Institutional Class	615,496
28,541	Redwood Systematic Macro Trend Smart Fund	543,715
		3,029,396
	MIXED ALLOCATION FUNDS - 5.3%
54,071	Glenmede Secured Options Portfolio	721,848

	TOTAL OPEN-END MUTUAL FUNDS (Cost $3,838,284)	3,751,244

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.5%
	MONEY MARKET FUNDS - 21.5%
1,444,893	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	$1,444,893
1,486,036	First American Government Obligations Fund, Class Z, 0.02%(b)	1,486,036
	TOTAL MONEY MARKET FUNDS (Cost $2,930,929)	2,930,929

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,930,929)	2,930,929

Units
	COLLATERAL FOR SECURITIES LOANED — 0.8%
103,120	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (b)(c)	103,120
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $103,120)

	TOTAL INVESTMENTS - 99.5% (Cost $13,588,653)	$13,557,451
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	62,861
	NET ASSETS - 100.0%	$13,620,312

OPEN FUTURES CONTRACTS
Number of Long				Unrealized
(Short)				Appreciation
Contracts	Open Futures Contracts	Expiration	Notional Amount	(Depreciation)
1	CME E-Mini NASDAQ 100 Index Future	03/18/2022	$326,416	$4,825
(7)	CME Ultra Long-Term US Treasury Bond Future	03/22/2022	$1,379,875	(6,125)
	TOTAL FUTURES CONTRACTS			$(1,300)

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $100,958 at December 31, 2021.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

			Annualized
					Since Inception
	Six Months	One Year	Three Year	Five Year	November 13, 2015
Quantified STF Fund - Investor Class	18.89%	28.99%	38.64%	33.17%	22.73%
Quantified STF Fund - Advisor Class	18.51%	28.19%	37.78%	32.35%	22.05%
Nasdaq 100 Total Return Index **	12.50%	27.51%	38.34%	28.63%	24.64%

+	Inception date is November 13, 2015

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021, was 1.65% for Investor Class and 2.26% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificate of Deposit:	4.8%
Corporate Bonds	10.8%
Exchange-Traded Funds:
Debt Funds	20.3%
Equity Fund	0.0	% +
Money Market Funds	42.0%
Collateral For Securities Loaned	4.5%
Other Assets less Liabilities	17.6%
	100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

+	Percentage is less than 0.1%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 20.3%
	EQUITY FUNDS - 0.0%(a)
200	Invesco QQQ Trust Series 1			$79,570

	DEBT FUNDS - 20.3%
355,000	Invesco BulletShares 2022 Corporate Bond ETF			7,593,450
380,000	Invesco BulletShares 2023 Corporate Bond ETF			8,154,800
350,000	Invesco BulletShares 2024 Corporate Bond ETF			7,640,500
150,000	Invesco Ultra Short Duration ETF			7,545,000
70,000	iShares Short Treasury Bond ETF (b)(e)			7,729,400
245,000	SPDR Portfolio Short Term Corporate Bond ETF			7,587,650
				46,250,800

	TOTAL EXCHANGE -TRADED FUNDS (Cost $46,494,041)			46,330,370

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 10.8%
	AUTOMOTIVE — 0.4%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	985,985

	BANKING— 1.4%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	1,043,238
1,000,000	Mitsubishi UFJ Financial Group, Inc. (e)	3.4070	03/07/24	1,047,552
1,000,000	PNC Financial Services Group, Inc. (The)	3.9000	04/29/24	1,060,299
				3,151,089
	DIVERSIFIED INDUSTRIALS —0.5%
1,000,000	General Electric Company	3.4500	05/15/24	1,038,868

	ELECTRIC UTILITIES — 0.9%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	1,045,000
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	990,411
				2,035,411
	GAS& WATER UTILITIES —0.5%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	1,057,867

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	$988,451
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	1,054,814
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	985,381
1,000,000	Intercontinental Exchange, Inc.	3.4500	09/21/23	1,040,162
				4,068,808
	MACHINERY — 0.4%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	1,033,921

	MEDICAL EQUIPMENT & DEVICES — 0.4%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	1,047,667

	OIL & GAS SERVICES & EQUIPMENT — 0.4%
1,000,000	Schlumberger Holdings Corp(c)	3.7500	05/01/24	1,049,845

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
1,000,000	Welltower, Inc.	3.6250	03/15/24	1,052,406

	RETAIL - CONSUMER STAPLES — 0.4%
1,000,000	7-Eleven, Inc.(c)	0.8000	02/10/24	989,210

	SPECIALTY FINANCE — 0.5%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	1,052,988

	TECHNOLOGY HARDWARE — 0.9%
1,000,000	Apple, Inc.(e)	3.0000	02/09/24	1,042,478
1,000,000	Hewlett Packard Enterprise Company(e)	1.4500	04/01/24	1,007,102
				2,049,580
	TECHNOLOGY SERVICES — 0.5%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	1,045,363

	TELECOMMUNICATIONS — 0.4%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	996,574

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.8% (Continued)
	TRANSPORTATION & LOGISTICS — 0.9%
1,000,000	Ryder System, Inc.(e)	3.6500	03/18/24	$1,052,450
1,000,000	Union Pacific Corporation	3.6460	02/15/24	1,045,846
				2,098,296

	TOTAL CORPORATE BONDS (Cost $25,044,298)			24,753,878

	CERTIFICATE OF DEPOSIT — 4.8%
	AUTOMOTIVE - 0.4%
1,000,000	BMW Bank of North America	0.5500	07/30/24	994,133

	BANKING - 4.4%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	994,157
1,000,000	Greenstate Credit Union	0.5000	07/19/24	993,119
1,000,000	Sallie Mae Bank	0.5500	07/22/24	991,677
1,000,000	State Bank of India	0.6000	08/30/24	994,708
1,000,000	Synchrony Bank	0.6500	09/17/24	995,629
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	993,366
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	993,991
1,000,000	UBS Bank USA	0.5500	08/12/24	993,820
1,000,000	Wells Fargo Bank NA	1.9000	01/17/23	1,016,151
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	1,016,150
				9,982,768

	TOTAL CERTIFICATE OF DEPOSIT (Cost $10,997,370)			10,976,901

Shares
	SHORT-TERM INVESTMENTS — 42.0%
	MONEY MARKET FUNDS - 42.0%
48,250,456	Fidelity Government Portfolio, Institutional Class, 0.01%(d)			48,250,456
47,528,147	First American Government Obligations Fund, Class Z, 0.02%(d)			47,528,147
	TOTAL MONEY MARKET FUNDS (Cost $95,778,603)			95,778,603

	TOTAL SHORT-TERM INVESTMENTS (Cost $95,778,603)			95,778,603

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 4.5%
10,274,433	Mount Vernon Liquid Assets Portfolio, LLC - 0.12%(d)(f)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,274,433)	$10,274,433

	TOTAL INVESTMENTS - 82.4% (Cost $188,588,745)	$188,114,185
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.6%	40,147,752
	NET ASSETS - 100.0%	$228,261,937

OPEN FUTURES CONTRACTS
Number of				Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Appreciation
1,402	CME E-Mini NASDAQ 100 Index Future	03/18/2022	$457,635,232	$5,675,457
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 2,039,055 or 0.9% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

(e)	All or a portion of the security is on loan. Total loaned securities had a value of $10,061,979 at December 31, 2021.

(f)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified Pattern Recognition Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, as compared to its benchmark:

			Since Inception
	Six Months	One Year	August 30, 2019
Quantified Pattern Recognition Fund - Investor Class	6.54%	33.87%	18.82%
S&P 500 Total Return Index **	11.67%	28.71%	25.27%

+	Inception date is August 30, 2019

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021, was 1.68% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Certificate of Deposit:	7.0%
Exchange-Traded Funds:
Debt Funds	15.1%
Equity Fund	0.1%
Money Market Funds	58.6%
Other Assets In Excess of Liabilities	19.2%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.2%
	EQUITY FUNDS - 0.1%
50	SPDR S&P 500 ETF Trust			$23,748

	DEBT FUNDS - 15.1%
34,000	Invesco BulletShares 2022 Corporate Bond ETF			727,260
34,000	Invesco BulletShares 2023 Corporate Bond ETF			729,640
33,000	Invesco BulletShares 2024 Corporate Bond ETF			720,390
14,000	Invesco Ultra Short Duration ETF			704,200
7,000	iShares Short Treasury Bond ETF(a)			772,940
23,000	SPDR Portfolio Short Term Corporate Bond ETF			712,310
				4,366,740

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,402,597)			4,390,488

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 7.0%
	BANKING - 7.0%
1,000,000	Sallie Mae Bank	1.8500	11/07/22	1,013,111
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	1,016,150
				2,029,261

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)			2,029,261

Shares
	SHORT-TERM INVESTMENTS — 58.6%
	MONEY MARKET FUNDS - 58.6%
8,471,522	Fidelity Government Portfolio, Institutional Class, 0.01%(b)			8,471,522
8,471,521	First American Government Obligations Fund, Class Z, 0.02%(b)			8,471,521
	TOTAL MONEY MARKET FUNDS (Cost $16,943,043)			16,943,043

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,943,043)			16,943,043

	TOTAL INVESTMENTS - 80.8% (Cost $23,345,640)			$23,362,792
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.2%			5,558,818
	NET ASSETS - 100.0%			$28,921,610

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
218	CME E-Mini Standard & Poor’s 500 Index Future	03/18/2022	$51,867,650	$1,298,858
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

Quantified Tactical Fixed Income Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

			Since Inception
	Six Months	One Year	September 13, 2019
Quantified Tactical Fixed Income Fund - Investor Class	4.10%	(2.99)%	3.60%
Bloomberg U.S. Aggregate Bond Index **	0.06%	(1.54)%	3.16%

+	Inception date is September 13, 2019.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021, was 1.68% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Corporate Bonds	13.2%
Certificate of Deposit:	5.5%
Exchange-Traded Funds:
Debt Funds	15.4%
Money Market Funds	45.6%
Collateral For Securities Loaned	1.8%
Other Assets in Excess of Liabilities	18.5%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.4%
	DEBT FUNDS - 15.4%
200,000	Invesco BulletShares 2022 Corporate Bond ETF			$4,278,000
210,000	Invesco BulletShares 2023 Corporate Bond ETF			4,506,600
210,000	Invesco BulletShares 2024 Corporate Bond ETF			4,584,300
90,000	Invesco Ultra Short Duration ETF			4,527,000
200	iShares 20+ Year Treasury Bond ETF			29,638
50,000	iShares Short Treasury Bond ETF(a)(d)			5,521,000
145,000	SPDR Portfolio Short Term Corporate Bond ETF			4,490,650
				27,937,188

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,072,185)			27,937,188

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 13.2%
	AUTOMOTIVE — 0.5%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	985,985

	BANKING — 1.2%
1,000,000	Mitsubishi UFJ Financial Group, Inc.(d)	3.4070	03/07/24	1,047,552
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	1,060,299
				2,107,851
	DIVERSIFIED INDUSTRIALS — 0.6%
1,000,000	General Electric Company	3.4500	05/15/24	1,038,868

	ELECTRIC UTILITIES — 1.1%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	1,045,000
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	990,411
				2,035,411
	ENTERTAINMENT CONTENT — 0.6%
1,000,000	Walt Disney Company	7.7500	01/20/24	1,133,448

	GAS & WATER UTILITIES — 0.6%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	1,057,867

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	$988,451
1,000,000	Intercontinental Exchange, Inc.	3.4500	09/21/23	1,040,162
				2,028,613
	MACHINERY — 0.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	1,033,921

	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	1,047,667

	OIL & GAS SERVICES & EQUIPMENT — 0.6%
1,000,000	Schlumberger Holdings Corp(b)	3.7500	05/01/24	1,049,845

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
1,000,000	Ventas Realty, L.P.	3.5000	04/15/24	1,046,523
1,000,000	Welltower, Inc.	3.6250	03/15/24	1,052,406
				2,098,929
	RETAIL - CONSUMER STAPLES — 0.5%
1,000,000	7-Eleven, Inc.(b)	0.8000	02/10/24	989,210

	SPECIALTY FINANCE — 0.6%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	1,052,988

	TECHNOLOGY HARDWARE — 1.1%
1,000,000	Apple, Inc.(d)	3.0000	02/09/24	1,042,478
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	1,007,102
				2,049,580
	TECHNOLOGY SERVICES — 0.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	1,045,363

	TELECOMMUNICATIONS — 0.5%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	996,574

	TRANSPORTATION & LOGISTICS — 1.2%
1,000,000	Ryder System, Inc.(d)	3.6500	03/18/24	1,052,450

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.2% (Continued)
	TRANSPORTATION & LOGISTICS — 1.2% (Continued)
1,000,000	Union Pacific Corporation	3.6460	02/15/24	$1,045,847
				2,098,297

	TOTAL CORPORATE BONDS (Cost $24,136,355)			23,850,417

	CERTIFICATE OF DEPOSIT — 5.5%
	AUTOMOTIVE - 0.5%
1,000,000	BMW Bank of North America	0.5500	07/30/24	994,133

	BANKING - 5.0%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	994,157
1,000,000	Greenstate Credit Union	0.5000	07/19/24	993,119
1,000,000	MORGAN STANLEY PVT BANK	1.8500	01/09/23	1,015,352
1,000,000	Sallie Mae Bank	0.5500	07/22/24	991,677
1,000,000	State Bank of India	0.6000	08/30/24	994,708
1,000,000	Synchrony Bank	0.6500	09/17/24	995,629
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	993,366
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	993,991
1,000,000	UBS Bank USA	0.5500	08/12/24	993,820
				8,965,819

	TOTAL CERTIFICATE OF DEPOSIT (Cost $9,997,371)			9,959,952

Shares
	SHORT-TERM INVESTMENTS — 45.6%
	MONEY MARKET FUNDS - 45.6%
41,401,882	Fidelity Government Portfolio, Institutional Class, 0.01%(c)			41,401,882
41,401,882	First American Government Obligations Fund, Class Z, 0.02%(c)			41,401,882
	TOTAL MONEY MARKET FUNDS (Cost $82,803,764)			82,803,764

	TOTAL SHORT-TERM INVESTMENTS (Cost $82,803,764)			82,803,764

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Units		Fair Value
3,348,145	COLLATERAL FOR SECURITIES LOANED 1.8%
	Mount Vernon Liquid Assets Portfolio, LLC - 0.12%(c)(e)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,348,145)	$3,348,145

	TOTAL INVESTMENTS - 81.5% (Cost $148,357,820)	$147,899,466

	OTHER ASSETS IN EXCESS OF LIABILITIES - 18.5%	33,531,931

	NET ASSETS - 100.0%	$181,431,397

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
48	CME Ultra Long-Term US Treasury Bond Future	03/22/2022	$9,462,000	$6,427
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 2,039,055 or 1.1% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

(d)	All or a portion of the security is on loan. Total loaned securities had a value of $3,279,503 at December 31, 2021.

(e)	Security purchased with cash proceeds of securities lending collateral.

TOTAL RETURN SWAPS
Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	December 31, 2021	Interest Rate Payable (1)	Date	Counterparty	Appreciation
Long Position:
236,700	iShares iBoxx $High Yield Corporate Bond ETF	$20,595,267	1-Mth USD LIBOR plus 20 bp	2/2/2023	BRC	$112,273
208,500	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	20,664,435	1-Mth USD LIBOR plus 20 bp	2/2/2023	BRC	98,203
189,700	SPDR Bloomberg High Yield Bond ETF	20,595,729	1-Mth USD LIBOR plus 20 bp	2/2/2023	BRC	117,594

				Total:		$328,070

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Evolution Plus Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

			Since Inception
	Six Months	One Year	September 30, 2019
Quantified Evolution Plus Fund - Investor Class	8.94%	14.50%	4.41%
S&P 500 Total Return Index **	11.67%	28.71%	25.31%

+	Inception date is September 30, 2019.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated December 28, 2021 was 1.66% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificate of Deposit:	1.6%
Exchange-Traded Funds:
Debt Funds	15.0%
Equity Funds	0.3%
Specialty	0.1%
Money Market Funds	55.6%
Other Assets in Excess of Liabilities	27.4%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Consolidated Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.4%
	EQUITY FUNDS - 0.3%
300	Invesco QQQ Trust Series 1			$119,355
150	iShares U.S. Real Estate ETF			17,421
150	SPDR S&P 500 ETF Trust			71,244
				208,020
	DEBT FUNDS - 15.0%
73,000	Invesco BulletShares 2022 Corporate Bond ETF			1,561,470
73,000	Invesco BulletShares 2023 Corporate Bond ETF			1,566,580
72,000	Invesco BulletShares 2024 Corporate Bond ETF			1,571,760
31,000	Invesco Ultra Short Duration ETF			1,559,300
300	iShares 20+ Year Treasury Bond ETF			44,457
14,000	iShares Short Treasury Bond ETF(a)			1,545,880
50,000	SPDR Portfolio Short Term Corporate Bond ETF			1,548,500
				9,397,947
	SPECIALTY - 0.1%
900	Invesco DB US Dollar Index Bullish Fund(a)			23,067

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,658,416)			9,629,034

Principal	Coupon Rate
Amount ($)	(%)		Maturity
	CERTIFICATE OF DEPOSIT — 1.6%
	BANKING - 1.6%
1,000,000	Sallie Mae Bank	1.8500	11/07/22	1,013,111

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			1,013,111

Shares
	SHORT-TERM INVESTMENTS — 55.6%
	MONEY MARKET FUNDS - 55.6%
16,470,882	Fidelity Government Portfolio, Institutional Class, 0.01% (c)			16,470,882
1,872,130	First American Government Obligations Fund, Class X, 0.03%(b)(c)			1,872,130

See accompanying consolidated notes to financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 55.6% (Continued)
	MONEY MARKET FUNDS - 55.6% (Continued)
16,470,883	First American Government Obligations Fund, Class Z, 0.02%(c)	$16,470,883
	TOTAL MONEY MARKET FUNDS (Cost $34,813,895)	34,813,895

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,813,895)	34,813,895

	TOTAL INVESTMENTS - 72.6% (Cost $45,472,311)	$45,456,040

	OTHER ASSETS IN EXCESS OF LIABILITIES - 27.4%	17,192,290

	NET ASSETS - 100.0%	$62,648,330

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	(Depreciation)
357	CBOT Dow Jones US Real Estate Future	03/18/2022	$16,150,680	$684,660
34	CME E-Mini NASDAQ 100 Index Future	03/18/2022	11,098,144	148,224
115	CME E-Mini Standard & Poor’s 500 Index Future	03/18/2022	27,361,375	457,988
178	CME Ultra Long-Term US Treasury Bond Future	03/22/2022	35,088,250	(425,711)
209	NYBOT FINEX United States Dollar Index Future	03/14/2022	19,978,937	(154,770)
	TOTAL FUTURES CONTRACTS			$710,391

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or part of this instrument is a holding of QEPF Fund Limited.

(c)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

TOTAL RETURN SWAPS
Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	December 31, 2021	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
219,100	Vanguard European Stock Index Fund ETF	$14,951,384	1-Mth USD LIBOR plus 20 bp	2/1/2023	BRC	$(10,515)

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying consolidated notes to financial statements.

Quantified Common Ground Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

			Since Inception
	Six Months	One Year	December 27, 2019
Quantified Common Ground Fund - Investor Class	16.48%	32.16%	23.02%
S&P Composite 1500 Total Return Index **	11.11%	28.45%	22.79%

+	Inception date is December 27, 2019.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021, was 1.69% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P Composite 1500® combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Common Stocks	92.8%
Money Market Funds	7.9%
Collateral For Securities Loaned	23.3%
Liabilities in Excess of Other Assets	(24.0)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.8%
	APPAREL & TEXTILE PRODUCTS - 0.9%
3,600	Deckers Outdoor Corporation(a)	$1,318,716

	BIOTECH & PHARMA - 2.3%
5,392	Regeneron Pharmaceuticals, Inc.(a)	3,405,156

	CHEMICALS - 5.2%
22,474	Celanese Corporation	3,776,980
18,261	LyondellBasell Industries N.V., Class A	1,684,212
58,622	Valvoline, Inc.	2,186,014
		7,647,206
	DIVERSIFIED INDUSTRIALS - 9.9%
36,382	Honeywell International, Inc.	7,586,011
28,174	Illinois Tool Works, Inc.(c)	6,953,343
		14,539,354
	ELECTRICAL EQUIPMENT - 2.6%
9,474	Keysight Technologies, Inc.(a)	1,956,476
9,360	Trane Technologies plc	1,891,001
		3,847,477
	FOOD - 20.2%
216,801	Campbell Soup Company(c)	9,422,171
213,149	Hormel Foods Corporation	10,403,803
62,737	J M Smucker Company(c)	8,520,939
44,290	Pilgrim’s Pride Corporation(a)	1,248,978
		29,595,891
	FORESTRY, PAPER & WOOD PRODUCTS - 2.3%
30,779	Boise Cascade Company(c)	2,191,465
8,211	Trex Company, Inc.(a)	1,108,731
		3,300,196
	HEALTH CARE FACILITIES & SERVICES - 1.6%
3,926	Charles River Laboratories International, Inc.(a)	1,479,238
20,361	Owens & Minor, Inc.(c)	885,704
		2,364,942

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	HOME & OFFICE PRODUCTS - 1.8%
57,568	Tempur Sealy International, Inc.	$2,707,423

	INSURANCE - 1.4%
24,425	Selective Insurance Group, Inc.	2,001,385

	MACHINERY - 2.2%
9,410	Deere & Company(c)	3,226,595

	MEDICAL EQUIPMENT & DEVICES - 3.4%
12,946	Illumina, Inc.(a)	4,925,176

	METALS & MINING - 0.5%
19,249	Freeport-McMoRan, Inc.(c)	803,261

	RETAIL - CONSUMER STAPLES - 9.7%
12,307	Costco Wholesale Corporation	6,986,684
245,417	Sprouts Farmers Market, Inc.(a)(c)	7,283,977
		14,270,661
	RETAIL - DISCRETIONARY - 2.2%
154,957	Bed Bath & Beyond, Inc.(a)(c)	2,259,273
5,152	Group 1 Automotive, Inc.(c)	1,005,773
		3,265,046
	RETAIL REIT - 3.1%
28,543	Simon Property Group, Inc.	4,560,315

	SEMICONDUCTORS - 11.8%
21,717	Advanced Micro Devices, Inc.(a)	3,125,076
3,273	KLA Corporation	1,407,750
14,771	Kulicke & Soffa Industries, Inc.(c)	894,236
4,524	Lam Research Corporation	3,253,435
13,098	NVIDIA Corporation	3,852,253
21,922	Universal Display Corporation	3,617,788
5,581	Xilinx, Inc.	1,183,339
		17,333,877

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	STEEL - 0.7%
16,493	Steel Dynamics, Inc.	$1,023,721

	TECHNOLOGY SERVICES - 10.1%
14,097	FactSet Research Systems, Inc.	6,851,283
34,706	Verisk Analytics, Inc.	7,938,303
		14,789,586
	TRANSPORTATION & LOGISTICS - 0.9%
15,468	Matson, Inc.(c)	1,392,584

	TOTAL COMMON STOCKS (Cost $131,661,294)	136,318,568

	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET FUNDS - 7.9%
5,799,107	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	5,799,107
5,799,106	First American Government Obligations Fund, Class Z, 0.02%(b)	5,799,106
	TOTAL MONEY MARKET FUNDS (Cost $11,598,213)	11,598,213

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,598,213)	11,598,213

Units
	COLLATERAL FOR SECURITIES LOANED 23.3%
34,176,176	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (b)(d)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $34,176,176)	34,176,176

	TOTAL INVESTMENTS - 124.0% (Cost $177,435,683)	$182,092,957
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.0)%	(35,221,730)
	NET ASSETS - 100.0%	$146,871,227

N.V.	- Dutch Limited Liability Company

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

(c)	All or a portion of the security is on loan. Total loaned securities had a value of $33,629,642 at December 31, 2021.

(d)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified Tactical Sectors Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

		Since Inception
	Six Months	March 4, 2021
Quantified Tactical Sectors Fund - Investor Class	(21.02)%	(16.59)%
S&P 500 Total Return Index **	11.67%	27.93%

+	Inception date is March 4, 2021.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021 was 1.80% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange-Traded Funds
Equity Funds	67.4%
Money Market Funds	33.1%
Collateral For Securities Loaned	36.0%
Liabilities in Excess of Other Assets	(36.5)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.4%
	EQUITY FUNDS - 67.4%
89,132	HealthCare Select Sector SPDR Fund(a)	$12,557,808
22,526	iShares Semiconductor ETF (a)	12,216,300
247,742	Real Estate Select Sector SPDR Fund(a)	12,835,513
70,946	Technology Select Sector SPDR Fund(a)	12,335,381
		49,945,002

	TOTAL EXCHANGE - TRADED FUNDS (Cost $48,955,849)	49,945,002

	SHORT-TERM INVESTMENTS — 33.1%
	MONEY MARKET FUNDS - 33.1%
12,255,614	Fidelity Government Portfolio, Institutional Class, 0.01% (b)	12,255,614
12,255,614	First American Government Obligations Fund, Class Z, 0.02%(b)	12,255,614
	TOTAL MONEY MARKET FUNDS (Cost $24,511,228)	24,511,228

	TOTAL SHORT -TERM INVESTMENTS (Cost $24,511,228)	24,511,228

Units
	COLLATERAL FOR SECURITIES LOANED — 36.0%
26,714,180	Mount Vernon Liquid Assets Portfolio, LLC - 0.12% (b)(c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $26,714,180)	26,714,180

	TOTAL INVESTMENTS - 136.5% (Cost $100,181,257)	$101,170,410
	LIABILITIES IN EXCESS OF OTHER ASSETS - (36.5)%	(27,062,864)
	NET ASSETS - 100.0%	$74,107,546

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $26,084,546 at December 31, 2021

(b)	Rate disclosed is the seven -day effective yield as of December 31, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation
Shares	Reference Entity	December 31, 2021	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
178,290	Health Care Select Sector SPDR Fund	$25,119,278	1-Mth USD LIBOR plus 30 bp	1/26/2023	BRC	$51,518
45,150	iShares Semiconductor ETF	24,485,748	1-Mth USD LIBOR plus 30 bp	1/26/2023	BRC	(519,817)
495,870	Real Estate Select Sector SPDR Fund	25,691,025	1-Mth USD LIBOR plus 30 bp	1/26/2023	BRC	536,056
142,110	Technology Select Sector SPDR Fund	24,708,666	1-Mth USD LIBOR plus 30 bp	1/26/2023	BRC	(349,045)
					Total:	$(281,288)

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Rising Dividend Tactical Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

		Since Inception
	Six Months	April 14, 2021
Quantified Rising Dividend Tactical Fund - Investor Class	8.53%	11.14%
S&P 500 Total Return Index **	11.67%	16.69%

+	Inception date is April 14, 2021.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021 was 1.66% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange-Traded Funds
Equity Funds	94.5%
Money Market Funds	35.4%
Liabilities in Excess of Other Assets	(29.9)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.5%
	EQUITY FUNDS - 94.5%
17,078	Invesco QQQ Trust Series 1	$6,794,482
56,089	Invesco S&P 500 Equal Weight ETF	9,128,485
133,680	Invesco S&P 500 Low Volatility ETF	9,174,458
66,556	Vanguard Dividend Appreciation ETF	11,430,993
107,025	Vanguard International Dividend Appreciation ETF	9,142,076
		45,670,494

	TOTAL EXCHANGE -TRADED FUNDS (Cost $43,230,809)	45,670,494

	SHORT-TERM INVESTMENTS — 35.4%
	MONEY MARKET FUNDS - 35.4%
8,551,575	Fidelity Government Portfolio, Institutional Class, 0.01% (a)	8,551,575
8,550,977	First American Government Obligations Fund, Class Z, 0.02%(a)	8,550,977
	TOTAL MONEY MARKET FUNDS (Cost $17,102,552)	17,102,552

	TOTAL SHORT - TERM INVESTMENTS (Cost $17,102,552)	17,102,552

	TOTAL INVESTMENTS - 129.9% (Cost $60,333,361)	$62,773,046
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.9)%	(14,442,924)
	NET ASSETS - 100.0%	$48,330,122

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven -day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

Quantified Government Income Tactical Fund
Portfolio Review (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, as compared to its benchmark:

		Since Inception
	Six Months	April 15, 2021
Quantified Government Income Tactical Fund - Investor Class	5.99%	6.95%
Bloomberg U.S. Aggregate Bond Index **	0.06%	0.83%

+	Inception date is April 15, 2021.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2021 was 1.68% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2021 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange-Traded Funds
Debt Funds	23.5%
Money Market Funds	69.9%
Other Assets in Excess of Liabilities	6.6%
100.0%

^ The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 23.5%
	DEBT FUNDS - 23.5%
100,000	Invesco Bullet Shares 2022 Corporate Bond ETF	$2,139,000
95,000	Invesco Bullet Shares 2023 Corporate Bond ETF	2,038,700
100,000	Invesco Bullet Shares 2024 Corporate Bond ETF	2,183,000
45,000	Invesco Ultra Short Duration ETF	2,263,500
100	iShares 20+ Year Treasury Bond ETF	14,819
10,000	iShares Short Treasury Bond ETF(a)	1,104,200
70,000	SPDR Portfolio Short Term Corporate Bond ETF	2,167,900
		11,911,119

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,924,796)	11,911,119

	SHORT-TERM INVESTMENTS — 69.9%
	MONEY MARKET FUNDS — 69.9%
17,750,002	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	17,750,002
17,750,001	First American Government Obligations Fund, Class Z, 0.02%(b)	17,750,001
	TOTAL MONEY MARKET FUNDS (Cost $35,500,003)	35,500,003

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,500,003)	35,500,003

	TOTAL INVESTMENTS - 93.4% (Cost $47,424,799)	$47,411,122
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%	3,376,899
	NET ASSETS - 100.0%	$50,788,021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
49	CME Ultra Long-Term US Treasury Bond Future	03/22/2022	$9,659,125	$(43,541)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$170,618,837	$335,304,338	$13,588,653	$188,588,745
At value (a)	$171,127,266	$339,443,169	$13,557,451	$188,114,185
Cash collateral for swaps	—	2,180,000	—	—
Cash	—	—	—	25,010,901
Deposits with brokers for futures	2,064,262	—	163,841	17,544,198
Receivable:
Securities sold	2,887,758	—	—	1,960,361
Fund shares sold	413,286	655,132	36,009	755,449
Unrealized appreciation on futures	—	—	4,825	5,675,457
Dividends and Interest	21,072	679	53,355	176,437
Prepaid expenses and other assets	24,677	37,394	27,484	32,283
Total Assets	176,538,321	342,316,374	13,842,965	239,269,271

Liabilities:
Cash overdraft	—	—	84,545	—
Payable for dividends on short sales
Securities purchased	36,763,693	—	—	100,047
Collateral on securities loaned	15,501,014	28,609,670	103,120	10,274,433
Unrealized depreciation on futures	248,143	—	6,125	—
Investment advisory fees	79,584	206,561	5,088	198,969
Fund shares redeemed	35,393	33,281	1,345	305,333
Shareholder service fees - Investor Class	23,994	47,261	3,627	54,640
Payable to related parties	19,774	41,739	—	24,635
Distribution (12b-1) fees	17,759	70,685	4,746	31,072
Unrealized depreciation on swaps	—	3,144,484	—	—
Registration fees	—	14,450	—	—
Miscellaneous fees	14,072	12,862	14,057	18,205
Total Liabilities	52,703,426	32,180,993	222,653	11,007,334

Net Assets	$123,834,895	$310,135,381	$13,620,312	$228,261,937

Net Assets Consist of:
Capital Stock	$133,391,101	$329,282,488	$13,660,579	$217,100,614
Accumulated earnings (losses)	(9,556,206)	(19,147,107)	(40,267)	11,161,323
Net Assets	$123,834,895	$310,135,381	$13,620,312	$228,261,937

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$123,807,513	$309,964,157	$13,532,623	$227,385,614
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	14,226,615	26,115,438	1,364,725	13,576,320
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.70	$11.87	$9.92	$16.75
Advisor Class Shares:
Net Assets	$27,382	$171,224	$87,689	$876,323
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,119	14,606	8,981	54,734
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.78	$11.72	$9.76	$16.01

(a)	Includes loaned securities with a value of $15,163,869, $27,907,996, $100,958 and $10,061,979, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Assets:
Investment securities:
At cost	$23,345,640	$148,357,820	$45,472,311	$177,435,683
At value (a)	$23,362,792	$147,899,466	$45,456,040	$182,092,957
Cash	2,002,046	29,016,960	10,006,870	—
Deposits with brokers	1,968,933	6,383,011	6,078,280	—
Receivable:
Unrealized appreciation on futures	1,298,858	6,427	1,290,872	—
Unrealized appreciation on swaps	—	328,070	—	—
Securities sold	270,180	690,400	501,835	—
Fund shares sold	60,557	617,103	281,977	238,325
Dividends and Interest	4,382	207,417	3,784	55,829
Prepaid expenses and other assets	14,607	18,684	15,342	14,977
Total Assets	28,982,355	185,167,538	63,635,000	182,402,088

Liabilities:
Payables:
Collateral on securities loaned	—	3,348,145	—	34,176,176
Investment advisory fees	23,016	146,061	55,556	95,740
Shareholder service fees - Investor Class	3,455	24,302	11,452	15,386
Payable to related parties	10,155	22,865	9,833	16,725
Fund shares redeemed	2,877	35,975	29,067	3,405
Securities purchased	—	109,188	263,645	1,177,971
Unrealized depreciation on swaps	—	—	10,515	—
Distribution (12b-1) fees	5,759	34,123	10,512	25,644
Unrealized depreciation on futures	—	—	580,481	—
Miscellaneous fees	15,483	15,482	15,609	19,814
Total Liabilities	60,745	3,736,141	986,670	35,530,861

Net Assets	$28,921,610	$181,431,397	$62,648,330	$146,871,227

Net Assets Consist of:
Capital Stock	$28,832,515	$187,739,736	$60,481,980	$136,820,961
Accumulated earnings (losses)	89,095	(6,308,339)	2,166,350	10,050,266
Net Assets	$28,921,610	$181,431,397	$62,648,330	$146,871,227

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$28,921,610	$181,431,397	$62,648,330	$146,871,227
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,561,454	17,451,703	6,618,734	10,381,516
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$11.29	$10.40	$9.47	$14.15

(a)	Includes loaned securities with a value of $0, $3,279,503, $0 and $33,629,642, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021

	Quantified	Quantified	Quantified
	Tactical	Rising Dividend	Government Income
	Sectors Fund	Tactical Fund	Tactical Fund
Assets:
Investment securities:
At cost	$100,181,257	$60,333,361	$47,424,799
At value (a)	$101,170,410	$62,773,046	$47,411,122
Deposits with brokers	—	—	2,135,140
Receivable:
Unrealized appreciation on swaps	587,574	—	—
Fund shares sold	69,642	26,976	79,692
Dividends and Interest	3,704	30	475
Securities sold	—	—	1,606,299
Prepaid expenses and other assets	26,912	13,983	11,909
Total Assets	101,858,242	62,814,035	51,244,637

Liabilities:
Payables:
Collateral on securities loaned	26,714,180	—	—
Unrealized depreciation on swaps	868,862	—	—
Fund shares redeemed	53,344	1,033	13,268
Investment advisory fees	72,669	26,055	41,780
Distribution (12b-1) fees	18,167	6,522	10,553
Payable to related parties	12,574	6,480	—
Shareholder service fees - Investor Class	10,900	3,913	6,331
Securities purchased	—	14,439,910	340,282
Unrealized depreciation on futures	—	—	43,541
Miscellaneous fees	—	—	861
Total Liabilities	27,750,696	14,483,913	456,616

Net Assets	$74,107,546	$48,330,122	$50,788,021

Net Assets Consist of:
Capital Stock	$94,323,089	$45,727,970	$50,509,237
Accumulated earnings (losses)	(20,215,543)	2,602,152	278,784
Net Assets	$74,107,546	$48,330,122	$50,788,021

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$74,107,546	$48,330,122	$50,788,021
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	9,163,069	4,369,788	4,809,965
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.09	$11.06	$10.56

(a)	Includes loaned securities with a value of $26,084,546, $0, and $0, respectively.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Investment Income
Dividends	$1,866,826	$2,148,593	$318,810	$218,146
Interest	1,610	5,253	168	136,894
Securities lending, net	167,974	89,015	11,234	3,100
Total Investment Income	2,036,410	2,242,861	330,212	358,140

Expenses
Investment advisory fees	449,808	1,346,139	49,885	1,169,116
Administration fees	90,663	267,803	10,964	173,601
Distribution (12b-1) fees
Investor Class	149,902	448,488	16,521	291,590
Advisor Class	138	899	428	2,755
Shareholder services fees - Investor Class	89,941	269,093	9,913	174,954
Custody overdraft fees	5,116	—	—	—
Miscellaneous fees	4,292	4,292	—	4,292
Total Operating Expenses	789,860	2,336,714	87,711	1,816,308
Net Investment Income (Loss)	1,246,550	(93,853)	242,501	(1,458,168)

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(718,180)	4,377,403	316,789	(259,043)
Futures	380,736	—	329,653	40,978,214
Swaps	—	(19,003,710)	—	—
Capital gain distributions from underlying investments companies	4,466	—	94,322	45,535
	(332,978)	(14,626,307)	740,764	40,764,706
Net change in unrealized appreciation (depreciation) on:
Investments	(669,187)	(2,182,883)	(63,738)	(433,529)
Futures	(198,468)	—	(23,782)	(6,174,508)
Swaps	—	(8,508,379)	—	—
	(867,655)	(10,691,262)	(87,520)	(6,608,037)

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(1,200,633)	(25,317,569)	653,244	34,156,669

Net Increase (Decrease) in Net Assets Resulting From Operations	$45,917	$(25,411,422)	$895,745	$32,698,501

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2021

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Investment Income
Dividends	$26,141	$132,333	$49,628	$331,646
Interest	33,134	142,756	21,781	395
Securities lending, net	231	3,018	681	2,896
Total Investment Income	59,506	278,107	72,090	334,937

Expenses
Investment advisory fees	173,645	936,948	339,540	323,593
Distribution (12b-1) fees - Investor Class	43,411	234,237	84,885	80,898
Administration fees	27,493	140,984	56,294	47,472
Shareholder services fees - Investor Class	26,047	140,542	50,931	48,539
Custody overdraft fees	—	—	—	17,014
Miscellaneous expenses	—	4,292	—	6,052
Total Operating Expenses	270,596	1,457,003	531,650	523,568

Net Investment Loss	(211,090)	(1,178,896)	(459,560)	(188,631)

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(38,661)	(188,398)	(44,367)	7,781,904
Futures	1,831,024	8,197,176	8,088,386	—
Swaps	—	(909,813)	(4,373,172)	—
Capital gain distributions from underlying investments companies	4,095	25,859	10,137	—
	1,796,458	7,124,824	3,680,984	7,781,904
Net change in unrealized appreciation (depreciation) on:
Investments	(32,482)	(372,138)	(35,237)	3,979,442
Futures	1,210,805	23,540	1,450,744	—
Swaps	—	(25,866)	642,643	—
	1,178,323	(374,464)	2,058,150	3,979,442

Net Realized and Unrealized Gain on Investments, Futures and Swaps	2,974,781	6,750,360	5,739,134	11,761,346

Net Increase in Net Assets Resulting From Operations	$2,763,691	$5,571,464	$5,279,574	$11,572,715

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2021

	Quantified	Quantified	Quantified
	Tactical	Rising Dividend	Government Income
	Sectors Fund	Tactical Fund	Tactical Fund
Investment Income
Dividends	$393,236	$348,120	$28,494
Interest	2,267	144	1,317
Securities lending, net	49,043	—	—
Total Investment Income	444,546	348,264	29,811

Expenses
Investment advisory fees	437,604	135,916	104,162
Distribution (12b-1) fees - Investor Class	109,401	33,979	26,040
Administration fees	66,193	21,714	16,758
Shareholder services fees - Investor Class	65,641	20,387	15,624
Miscellaneous expenses	4,292	—	430
Total Operating Expenses	683,131	211,996	163,014

Net Investment Income (Loss)	(238,585)	136,268	(133,203)

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain from:
Investments	(4,691,738)	—	(38,230)
Futures	—	—	1,160,105
Swaps	(16,334,841)	—	—
Capital gain distributions from underlying investments companies	—	174,480	12,744
	(21,026,579)	174,480	1,134,619
Net change in unrealized appreciation (depreciation) on:
Investments	552,594	1,962,627	(10,870)
Futures	—	—	(42,037)
Swaps	60,739	—	—
	613,333	1,962,627	(52,907)

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(20,413,246)	2,137,107	1,081,712

Net Increase (Decrease) in Net Assets Resulting From Operations	$(20,651,831)	$2,273,375	$948,509

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Six Months Ended	Year Ended
	December 31,	June 30,
	2021	2021
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,246,550	$739,092
Net realized loss from investments and futures	(332,978)	(3,112,952)
Net change in unrealized appreciation (depreciation) on investments and futures	(867,655)	683,789
Net Increase (Decrease) in Net Assets Resulting From Operations	45,917	(1,690,071)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(983,577)	(727,077)
Total Distributions to Shareholders	(983,577)	(727,077)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	243,022,084	330,559,606
Advisor Class	496	74,928
Net asset value of shares issued in reinvestment of distributions
Investor Class	983,336	726,721
Advisor Class	—	—
Payments for shares redeemed
Investor Class	(243,702,980)	(276,969,772)
Advisor Class	—	(570,895)
Total Increase in Net Assets From Shares of Beneficial Interest	302,936	53,820,588

Total Increase (Decrease) in Net Assets	(634,724)	51,403,440

Net Assets:
Beginning of period	124,469,619	73,066,179
End of Period	$123,834,895	$124,469,619

Share Activity
Investor Class:
Shares Sold	27,695,290	37,379,603
Shares issued in reinvestments of Distributions	113,027	82,676
Shares Redeemed	(27,744,020)	(31,324,543)
Net Increase in Shares of Beneficial Interest Outstanding	64,297	6,137,736

Advisor Class:
Shares Sold	57	8,342
Shares Redeemed	—	(62,989)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	57	(54,647)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2021	2021	2021	2021
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(93,853)	$(183,681)	$242,501	$(61,440)
Net realized gain (loss) from investments, futures and swaps	(14,626,307)	106,545,122	740,764	3,167,049
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(10,691,262)	877,521	(87,520)	(48,358)
Net Increase (Decrease) in Net Assets Resulting From Operations	(25,411,422)	107,238,962	895,745	3,057,251

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(64,830,712)	(20,817,298)	(1,531,424)	—
Advisor Class	(35,129)	(10,440)	(9,541)	—
Total Distributions to Shareholders	(64,865,841)	(20,827,738)	(1,540,965)	—

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	254,996,873	404,007,154	50,980,779	106,442,131
Advisor Class	5,094	114,704	4,302	64,064
Net asset value of shares issued in reinvestment of distributions
Investor Class	64,760,056	20,809,226	1,531,160	—
Advisor Class	35,129	10,440	9,541	—
Payments for shares redeemed
Investor Class	(280,344,121)	(289,756,688)	(46,968,724)	(108,390,364)
Advisor Class	(9,263)	(690,499)	—	(59,435)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	39,443,768	134,494,337	5,557,058	(1,943,604)

Total Increase (Decrease) in Net Assets	(50,833,495)	220,905,561	4,911,838	1,113,647

Net Assets:
Beginning of period	360,968,876	140,063,315	8,708,474	7,594,827
End of Period	$310,135,381	$360,968,876	$13,620,312	$8,708,474

Share Activity
Investor Class:
Shares Sold	16,423,875	28,158,125	4,647,475	10,669,457
Shares issued in reinvestments of Distributions	5,437,452	1,549,458	154,195	—
Shares Redeemed	(18,018,169)	(20,081,782)	(4,227,226)	(10,752,723)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	3,843,158	9,625,801	574,444	(83,266)

Advisor Class:
Shares Sold	332	7,752	400	6,534
Shares issued in reinvestments of Distributions	2,987	789	977	—
Shares Redeemed	(604)	(56,297)	—	(6,216)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,715	(47,756)	1,377	318

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment (loss)	$(1,458,168)	$(1,389,426)	$(211,090)	$(341,271)
Net realized gain from investments and futures	40,764,706	37,093,456	1,796,458	10,573,274
Net change in unrealized appreciation (depreciation) on investments and futures	(6,608,037)	8,647,235	1,178,323	(44,166)
Net Increase in Net Assets Resulting From Operations	32,698,501	44,351,265	2,763,691	10,187,837

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(41,993,017)	(22,340,805)	(6,138,643)	(43,751)
Advisor Class	(209,090)	(99,874)	—	—
Total Distributions to Shareholders	(42,202,107)	(22,440,679)	(6,138,643)	(43,751)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	240,733,845	313,466,549	77,544,378	122,498,250
Advisor Class	2,073,498	2,542,535	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	41,490,495	22,054,043	6,125,596	43,747
Advisor Class	209,091	96,857	—	—
Payments for shares redeemed
Investor Class	(223,456,564)	(250,323,289)	(122,326,364)	(81,871,314)
Advisor Class	(1,820,913)	(2,528,729)	—	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	59,229,452	85,307,966	(38,656,390)	40,670,683

Total Increase (Decrease) in Net Assets	49,725,846	107,218,552	(42,031,342)	50,814,769

Net Assets:
Beginning of period	178,536,091	71,317,539	70,952,952	20,138,183
End of Period	$228,261,937	$178,536,091	$28,921,610	$70,952,952

Share Activity
Investor Class:
Shares Sold	12,935,357	19,157,058	5,583,114	10,118,583
Shares issued in reinvestments of Distributions	2,430,609	1,409,204	538,278	4,143
Shares Redeemed	(12,185,130)	(15,366,358)	(8,846,553)	(6,755,722)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	3,180,836	5,199,904	(2,725,161)	3,367,004

Share Activity
Advisor Class:
Shares Sold	107,723	152,140	—	—
Shares issued in reinvestments of Distributions	12,812	6,381	—	—
Shares Redeemed	(100,005)	(158,522)	—	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	20,530	(1)	—	—

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Tactical Fixed Income Fund		Quantified Evolution Plus Fund (Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment (loss)	$(1,178,896)	$(1,895,037)	$(459,560)	$(489,770)
Net realized gain (loss) from investments, futures and swaps	7,124,824	(11,098,045)	3,680,984	6,097,907
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(374,464)	444,380	2,058,150	(2,084,039)
Net Increase (Decrease) in Net Assets Resulting From Operations	5,571,464	(12,548,702)	5,279,574	3,524,098

Distributions to Shareholders from:
Return of Capital
Investor Class	—	1,273	—	—
Total Distributions Paid
Investor Class	—	(2,837,977)	(7,395,650)	(729,716)
Total Distributions to Shareholders	—	(2,836,704)	(7,395,650)	(729,716)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	196,841,345	316,387,473	129,032,257	141,633,890
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	2,836,192	7,392,054	729,190
Payments for shares redeemed
Investor Class	(193,576,990)	(217,410,684)	(130,404,018)	(111,855,038)
Total Increase in Net Assets From Shares of Beneficial Interest	3,264,355	101,812,981	6,020,293	30,508,042

Total Increase in Net Assets	8,835,819	86,427,575	3,904,217	33,302,424

Net Assets:
Beginning of Period	172,595,578	86,168,003	58,744,113	25,441,689
End of Period	$181,431,397	$172,595,578	$62,648,330	$58,744,113

Share Activity
Investor Class:
Shares Sold	19,052,601	29,522,430	12,465,564	14,816,171
Shares issued in reinvestments of Distributions	—	265,065	779,752	79,519
Shares Redeemed	(18,881,622)	(20,372,687)	(12,577,713)	(11,803,410)
Net Increase in Shares of Beneficial Interest Outstanding	170,979	9,414,808	667,603	3,092,280

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Common Ground Fund		Quantified Tactical Sectors Fund
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021 (a)
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(188,631)	$(345,980)	$(238,585)	$(113,295)
Net realized gain (loss) from investments, futures and swaps	7,781,904	14,245,794	(21,026,579)	2,782,429
Net change in unrealized appreciation on investments, futures and swaps	3,979,442	379,105	613,333	94,532
Net Increase (Decrease) in Net Assets Resulting From Operations	11,572,715	14,278,919	(20,651,831)	2,763,666

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(7,158,565)	(1,111,919)	(2,251,739)	—
Total Distributions to Shareholders	(7,158,565)	(1,111,919)	(2,251,739)	—

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	309,043,263	280,265,420	126,382,765	56,873,922
Net asset value of shares issued in reinvestment of distributions:
Investor Class	7,127,372	1,111,905	2,251,680	—
Payments for shares redeemed
Investor Class	(225,694,734)	(262,534,993)	(85,874,598)	(5,386,319)
Total Increase in Net Assets From Shares of Beneficial Interest	90,475,901	18,842,332	42,759,847	51,487,603

Total Increase in Net Assets	94,890,051	32,009,332	19,856,277	54,251,269

Net Assets:
Beginning of period	51,981,176	19,971,844	54,251,269	—
End of Period	$146,871,227	$51,981,176	$74,107,546	$54,251,269

Share Activity
Investor Class:
Shares Sold	22,184,660	25,139,810	13,520,829	5,644,189
Shares issued in reinvestments of Distributions	504,414	99,455	277,301	—
Shares Redeemed	(16,366,679)	(23,310,598)	(9,773,318)	(505,932)
Net Increase in Shares of Beneficial Interest Outstanding	6,322,395	1,928,667	4,024,812	5,138,257

(a)	The Fund commenced operations on March 4, 2021

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Rising Dividend Tactical Fund		Quantified Government Income Tactical Fund
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2021	June 30, 2021 (a)	December 31, 2021	June 30, 2021 (b)
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$136,268	$4,728	$(133,203)	$(16,934)
Net realized gain from investments, futures and swaps	174,480	—	1,134,619	82,004
Net change in unrealized appreciation (depreciation) on investments	1,962,627	477,058	(52,907)	(4,311)
Net Increase in Net Assets Resulting From Operations	2,273,375	481,786	948,509	60,759

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(163,258)	—	(728,746)	—
Total Distributions to Shareholders	(163,258)	—	(728,746)	—

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	28,108,017	22,070,614	87,263,654	8,085,058
Net asset value of shares issued in reinvestment of distributions:
Investor Class	163,258	—	728,722	—
Payments for shares redeemed
Investor Class	(3,629,607)	(974,063)	(44,371,272)	(1,198,663)
Total Increase in Net Assets From Shares of Beneficial Interest	24,641,668	21,096,551	43,621,104	6,886,395

Total Increase in Net Assets	26,751,785	21,578,337	43,840,867	6,947,154

Net Assets:
Beginning of Period	21,578,337	—	6,947,154	—
End of Period	$48,330,122	$21,578,337	$50,788,021	$6,947,154

Share Activity
Investor Class:
Shares Sold	2,588,026	2,204,921	8,237,649	807,520
Shares issued in reinvestments of Distributions	14,747	—	68,877	—
Shares Redeemed	(340,768)	(97,138)	(4,185,083)	(118,998)
Net Increase in Shares of Beneficial Interest Outstanding	2,262,005	2,107,783	4,121,443	688,522

(a)	The Fund commenced operations on April 14, 2021

(b)	The Fund commenced operations on April 15, 2021

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended
	December 31,		Year Ended June 30,					December 31,		Year Ended June 30,
	2021		2021	2020	2019	2018	2017	2021		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net asset value, beginning of year or period	$8.79		$9.04	$9.75	$9.31	$9.64	$9.35	$8.83		$9.07	$9.70	$9.28	$9.54	$9.34
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.06	0.15	0.35	0.22	0.22	0.07		(0.02)	0.09	0.30	0.15	0.14
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.12)		(0.23)	(0.64)	0.28	(0.31)	0.16	(0.12)		(0.22)	(0.64)	0.26	(0.31)	0.17
Total from investment operations	(0.03)		(0.17)	(0.49)	0.63	(0.09)	0.38	(0.05)		(0.24)	(0.55)	0.56	(0.16)	0.31
Distributions to Shareholders:
Net investment income	(0.06)		(0.08)	(0.16)	(0.19)	(0.24)	(0.09)	—		—	(0.02)	(0.14)	(0.10)	(0.11)
Net realized gains	—		—	(0.06)	—	—	—	—		—	(0.06)	—	—	—
Total distributions	(0.06)		(0.08)	(0.22)	(0.19)	(0.24)	(0.09)	—		—	(0.08)	(0.14)	(0.10)	(0.11)
Net asset value, end of year or period	$8.70		$8.79	$9.04	$9.75	$9.31	$9.64	$8.78		$8.83	$9.07	$9.70	$9.28	$9.54

Total return (2)	(0.32	)% (5)	(1.92)%	(5.19)%	6.89%	(0.99)%	4.13%	(0.57	)% (5)	(2.65)%	(5.76)%	6.16%	(1.67)%	3.31%
Net assets, end of year or period (in 000s)	$123,808		$124,443	$72,543	$59,435	$40,477	$42,274	$27		$27	$523	$570	$415	$267

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.32	% (6)	1.41%	1.43%	1.42%	1.41%	1.41%	1.92	% (6)	2.02%	2.03%	2.02%	2.01%	2.01%
Ratio of net investment income (loss) to average net assets (3,4)	2.08	% (6)	0.70%	1.59%	3.72%	2.31%	2.31%	1.47	% (6)	(0.25)%	0.96%	3.24%	1.59%	1.40%
Portfolio turnover rate	336	% (5)	619%	794%	640%	638%	491%	336	% (5)	619%	794%	640%	638%	491%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
	Six Months Ended								Six Months Ended
	December 31,		Year ended June 30,						December 31,		Year ended June 30,
	2021		2021	2020	2019	2018	2017		2021		2021	2020	2019	2018	2017
	(Unaudited)								(Unaudited)
Net asset value, beginning of year or period	$16.20		$11.02	$9.38	$11.57	$10.87	$9.60		$15.92		$10.87	$9.30	$11.41	$10.76	$9.58
Activity from investment operations:
Net investment income (loss) (1)	0.00		(0.01)	0.00 (2)	0.08	(0.06)	0.05		(0.08)		(0.19)	(0.06)	(0.01)	(0.12)	0.01
Net realized and unrealized gain (loss) on investments, futures, swaps and underlying investment companies	(1.14)		6.46	1.64	(0.96)	2.12	1.46		(1.09)		6.48	1.63	(0.91)	2.08	1.44
Total from investment operations	(1.14)		6.45	1.64	(0.88)	2.06	1.51		(1.17)		6.29	1.57	(0.92)	1.96	1.45
Distributions to Shareholders:
Net investment income	(0.19)		(0.03)	—	(0.12)	(0.29)	(0.24)		(0.03)		—	—	—	(0.24)	(0.27)
Net realized gains	(3.00)		(1.24)	—	(1.19)	(1.07)	—		(3.00)		(1.24)	—	(1.19)	(1.07)	—
Total distributions	(3.19)		(1.27)	—	(1.31)	(1.36)	(0.24)		(3.03)		(1.24)	—	(1.19)	(1.31)	(0.27)
Net asset value, end of year or period	$11.87		$16.20	$11.02	$9.38	$11.57	$10.87		$11.72		$15.92	$10.87	$9.30	$11.41	$10.76

Total return (3)	(7.13	)% (7)	60.94%	17.48%	(6.18)%	19.35%	15.68	% (4)	(7.45	)% (7)	60.23%	16.88%	(6.77)%	18.58%	15.05%
Net assets, end of year or period (in 000s)	$309,964		$360,780	$139,415	$157,573	$102,196	$69,960		$171		$189	$649	$455	$650	$459

Ratios/Supplemental Data:
Ratio of expenses to average net assets (5)	1.30	% (8)	1.40%	1.42%	1.42%	1.42%	1.41%		1.90	% (8)	2.00%	2.03%	2.02%	2.01%	2.01%
Ratio of net investment income (loss) to average net assets (5,6)	(0.05	)% (8)	(0.07)%	(0.05)%	0.81%	(0.49)%	0.46%		(0.94	)% (8)	(1.48)%	(0.65)%	(0.12)%	(1.02)%	(0.01)%
Portfolio turnover rate	470	% (7)	568%	727%	797%	495%	558%		470	% (7)	568%	727%	797%	495%	558%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
	Six Months Ended								Six Months Ended
	December 31,		Year ended June 30,						December 31,		Year Ended June 30,
	2021		2021	2020	2019	2018		2017	2021		2021	2020	2019	2018	2017
	(Unaudited)								(Unaudited)
Net asset value, beginning of year or period	$10.92		$8.62	$9.48	$9.46	$9.49		$9.12	$10.72		$8.51	$9.35	$9.39	$9.42	$9.12
Activity from investment operations:
Net investment income (loss) (1)	0.20		(0.04)	0.07	0.07	0.10		0.05	0.28		(0.05)	(0.05)	0.01	0.06	(0.06)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.07		2.34	(0.79)	(0.04)	0.19		0.32	(0.05)		2.26	(0.71)	(0.05)	0.17	0.36
Total from investment operations	0.27		2.30	(0.72)	0.03	0.29		0.37	0.23		2.21	(0.76)	(0.04)	0.23	0.30
Distributions to Shareholders:
Net investment income	(0.16)		—	(0.14)	(0.01)	(0.16)		— (6)	(0.08)		—	(0.08)	—	(0.10)	— (6)
Net realized gains	(1.11)		—	—	—	(0.16)		—	(1.11)		—	—	—	(0.16)	—
Total distributions	(1.27)		—	(0.14)	(0.01)	(0.32)		— (6)	(1.19)		—	(0.08)	—	(0.26)	— (6)
Net asset value, end of year or period	$9.92		$10.92	$8.62	$9.48	$9.46		$9.49	$9.76		$10.72	$8.51	$9.35	$9.39	$9.42

Total return (2)	2.45	% (7)	26.68%	(7.76)%	0.28%	2.79	% (3)	4.09%	2.15	% (7)	25.97%	(8.26)%	(0.43)%	2.25%	3.31%
Net assets, end of year or period (in 000s)	$13,533		$8,627	$7,533	$8,682	$9,092		$8,637	$88		$82	$62	$15	$16	$18

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.31	% (8)	1.56%	1.46%	1.42%	1.41%		1.43%	1.92	% (8)	2.24%	2.14%	2.02%	2.01%	2.03%
Ratio of net investment income (loss) to average net assets (4,5)	3.65	% (8)	(0.43)%	0.74%	0.71%	1.03%		0.49%	4.42	% (8)	(0.49)%	(0.57)%	0.09%	0.64%	(0.65)%
Portfolio turnover rate	634	% (7)	1031%	570%	595%	553%		625%	634	% (7)	1031%	570%	595%	553%	625%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents less than $0.01 per share.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended
	December 31,		Year Ended June 30,					December 31,		Year Ended June 30,
	2021		2021	2020	2019	2018	2017	2021		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net asset value, beginning of year or period	$17.12		$13.64	$9.51	$10.05	$11.22	$8.25	$16.55		$13.34	$9.31	$9.88	$11.14	$8.24
Activity from investment operations:
Net investment income (loss) (1)	(0.12)		(0.19)	0.01	0.04	0.01	— (2)	(0.17)		(0.28)	(0.07)	(0.02)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	3.42		6.95	4.18	(0.34)	2.82	2.97	3.30		6.77	4.10	(0.33)	2.79	2.98
Total from investment operations	3.30		6.76	4.19	(0.30)	2.83	2.97	3.13		6.49	4.03	(0.35)	2.74	2.91
Distributions to Shareholders:
Net investment income	—	(2)	— (2)	(0.06)	(0.02)	—	— (2)	—		—	—	—	—	(0.01)
Net realized gains	(3.67)		(3.28)	—	(0.22)	(4.00)	—	(3.67)		(3.28)	—	(0.22)	(4.00)	—
Total distributions	(3.67)		(3.28)	(0.06)	(0.24)	(4.00)	— (2)	(3.67)		(3.28)	0.00	(0.22)	(4.00)	(0.01)
Net asset value, end of year or period	$16.75		$17.12	$13.64	$9.51	$10.05	$11.22	$16.01		$16.55	$13.34	$9.31	$9.88	$11.14

Total return (3)	18.89	% (6)	51.86%	44.17%	(3.12)%	24.06%	36.01%	18.51	% (6)	50.87%	43.29%	(3.65)%	23.31%	35.32%
Net assets, end of year or period (in 000s)	$227,386		$177,970	$70,861	$70,238	$92,664	$88,696	$876		$566	$456	$121	$261	$122

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.55	% (7)	1.66%	1.68%	1.67%	1.66%	1.66%	2.16	% (7)	2.27%	2.28%	2.27%	2.26%	2.26%
Ratio of net investment income (loss) to average net assets (4,5)	(1.25	)% (7)	(1.16)%	0.05%	0.42%	0.12%	(0.04)%	(1.86	)% (7)	(1.74)%	(0.65)%	(0.20)%	(0.46)%	(0.80)%
Portfolio turnover rate	95	% (6)	238%	91%	41%	72%	41%	95	% (6)	238%	91%	41%	72%	41%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended	Period Ended
	December 31,		June 30,	June 30,
	2021		2021	2020 (1)
	(Unaudited)

Net asset value, beginning of year or period	$13.42		$10.49	$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.13)	(0.00	) (8)
Net realized and unrealized gain on investments and futures	0.98		3.08	0.90
Total from investment operations	0.90		2.95	0.90
Distributions to Shareholders:
Net investment income	—		—	(0.02)
Net realized gains	(3.03)		(0.02)	(0.39)
Total distributions	(3.03)		(0.02)	(0.41)

Net asset value, end of year or period	$11.29		$13.42	$10.49

Total return (3,4)	6.54	% (4)	28.21%	8.90	% (4)
Net assets, end of year or period (in 000s)	$28,922		$70,953	$20,138

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.56	% (5)	1.67%	1.69	% (5)
Ratio of net investment loss to average net assets (6,7)	(1.22	)% (5)	(1.12)%	(0.01	)% (5)
Portfolio turnover rate	196	% (4)	226%	244	% (4)

(1)	The Fund commenced operations on August 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended		Period Ended
	December 31,		June 30,		June 30,
	2021		2021		2020 (1)
	(Unaudited)

Net asset value, beginning of year or period	$9.99		$10.95		$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments, futures and swaps	0.48		(0.59)		1.18
Total from investment operations	0.41		(0.73)		1.16
Distributions to Shareholders:
Net investment income	—		—		(0.03)
Net realized gains	—		(0.23)		(0.18)
Return of capital	—		(0.00	) (8)	—
Total distributions	0.00		(0.23)		(0.21)

Net asset value, end of year or period	$10.40		$9.99		$10.95

Total return (3,4)	4.10	% (4)	(6.83)%		11.84	% (4)
Net assets, end of year or period (in 000s)	$181,431		$172,596		$86,168

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.56	% (5)	1.66%		1.67	% (5)
Ratio of net investment loss to average net assets (6,7)	(1.26	)% (5)	(1.31)%		(0.23	)% (5)
Portfolio turnover rate	57	% (4)	121%		177	% (4)

(1)	The Fund commenced operations on September 13, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended	Period Ended
	December 31,		June 30,	June 30,
	2021		2021	2020 (1)
	(Unaudited)

Net asset value, beginning of year or period	$9.87		$8.90	$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments, futures and swaps	0.95		1.32	(1.05)
Total from investment operations	0.88		1.19	(1.09)
Distributions to Shareholders:
Net investment income	—		(0.22)	(0.01)
Net realized gains	(1.28)		—	(0.00	) (8)
Total distributions	(1.28)		(0.22)	(0.01)

Net asset value, end of year or period	$9.47		$9.87	$8.90

Total return (3,4)	8.94	% (4)	13.50%	(10.87	)% (4)
Net assets, end of year or period (in 000s)	$62,648		$58,744	$25,442

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.57	% (5)	1.66%	1.68	% (5)
Ratio of net investment loss to average net assets (6,7)	(1.35	)% (5)	(1.37)%	(0.53	)% (5)
Portfolio turnover rate	300	% (4)	594%	437	% (4)

(1)	The Fund commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which

(8)	Represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended	Period Ended
	December 31,		June 30,	June 30,
	2021		2021	2020 (1)
	(Unaudited)

Net asset value, beginning of year or period	$12.81		$9.37	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	2.15		3.73	(0.62)
Total from investment operations	2.11		3.63	(0.63)
Distributions to Shareholders:
Net realized gains	(0.77)		(0.19)	—
Total distributions	(0.77)		(0.19)	—

Net asset value, end of year or period	$14.15		$12.81	$9.37

Total return (3,4)	16.48	% (4)	38.99%	(6.30	)% (4)
Net assets, end of year or period (in 000s)	$146,871		$51,981	$19,972

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.62	% (5)	1.78%	1.74	% (5)
Ratio of net investment loss to average net assets	(0.58	)% (5)	(0.86)%	(0.12	)% (5)
Portfolio turnover rate	474	% (4)	1001%	484	% (4)

(1)	The Fund commenced operations on December 27, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Sectors Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Six Months Ended		Period Ended
	December 31,		June 30,
	2021		2021 (1)
	(Unaudited)

Net asset value, beginning of period	$10.56		$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	(2.19)		0.58
Total from investment operations	(2.22)		0.56
Distributions to Shareholders:
Net realized gains	(0.25)		—
Total distributions	(0.25)		—

Net asset value, end of period	$8.09		$10.56

Total return (3,4)	(21.02	)% (4)	5.60	% (4)
Net assets, end of period (in 000s)	$74,108		$54,251

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.56	% (5)	1.62	% (5)
Ratio of net investment loss to average net assets	(0.55	)% (5)	(0.66	)% (5)
Portfolio turnover rate	504	% (4)	205	% (4)

(1)	The Fund commenced operations on March 4, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Rising Dividend Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Six Months Ended		Period Ended
	December 31,		June 30,
	2021		2021 (a)
	(Unaudited)

Net asset value, beginning of period	$10.24		$10.00
Activity from investment operations:
Net investment income (1)	0.05		—	(5)
Net realized and unrealized gain on investments, futures and underlying investment companies	0.82		0.24
Total from investment operations	0.87		0.24
Distributions to Shareholders:
Net investment income	(0.05)		—
Total distributions	(0.05)		—

Net asset value, end of period	$11.06		$10.24

Total return (2,3)	8.53	% (3)	2.40	% (3)
Net assets, end of period (in 000s)	$48,330		$21,578

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.56	% (4)	1.58	% (4)
Ratio of net investment income to average net assets	1.00	% (4)	0.11	% (4)
Portfolio turnover rate	0	% (3)	0	% (3)

(a)	The Fund commenced operations on April 14, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	Not Annualized.

(4)	Annualized.

(5)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Government Income Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Six Months Ended		Period Ended
	December 31,		June 30,
	2021		2021 (a)
	(Unaudited)

Net asset value, beginning of period	$10.09		$10.00
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.03)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.68		0.12
Total from investment operations	0.61		0.09
Distributions to Shareholders:
Net realized gains	(0.14)		—
Total distributions	(0.14)		—

Net asset value, end of period	$10.56		$10.09

Total return (2,3)	5.99	% (3)	0.90	% (3)
Net assets, end of period (in 000s)	$50,788		$6,947

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.57	% (4)	1.63	% (4)
Ratio of net investment loss to average net assets	(1.28	)% (4)	(1.28	)% (4)
Portfolio turnover rate	350	% (3)	98	% (3)

(a)	The Fund commenced operations on April 15, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	Not Annualized.

(4)	Annualized.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund (“Quantified Rising Dividend”) and Quantified Government Income Tactical Fund (“Quantified Government Income”) (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Pattern Recognition, Quantified Tactical Fixed Income, Quantified Evolution Plus, Quantified Common Ground and Quantified Tactical Sectors Funds, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value per share (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund currently offer Investor Class shares, which are offered at NAV.

The Funds’ commencement dates and their investment objectives are as follows:

Fund	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	N/A	seeks total return
Quantified Tactical Sectors Fund	March 4, 2021	N/A	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Rising Dividend Tactical Fund	April 14, 2021	N/A	seeks total return consistent with a moderate tolerance for risk
Quantified Government Income Tactical Fund	April 15, 2021	N/A	seeks high total return consistent with a moderate tolerance for risk

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of exchange traded funds or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many Underlying Funds frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any Underlying Funds purchased by the Funds will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on or exchange and are valued at the investment company’s NAV per unit as provided by the Underlying Fund’s administrator.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for each Fund’s assets and liabilities measured at fair value:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$12,143,316	$—	$—	$12,143,316
Exchange-Traded Funds	68,289,434	—	—	68,289,434
Short-Term Investments	75,193,502	—	—	75,193,502
Collateral For Securities Loaned	15,501,014	—	—	15,501,014
Total Investments	$171,127,266	$—	$—	$171,127,266
Liabilities
Derivatives
Futures Contracts	$(248,143)	$—	$—	$(248,143)
Total Liabilities	$(248,143)	$—	$—	$(248,143)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$244,761,432	$—	$—	$244,761,432
Short-Term Investments	66,072,067	—	—	66,072,067
Collateral For Securities Loaned	28,609,670	—	—	28,609,670
Total Investments	$339,443,169	$—	$—	$339,443,169
Liabilities
Derivatives
Total Return Swaps	$—	$(3,144,484)	$—	$(3,144,484)
Total Liabilities	$—	$(3,144,484)	$—	$(3,144,484)

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$6,772,158	$—	$—	$6,772,158
Open End Mutual Funds	3,751,244	—	—	3,751,244
Short-Term Investments	2,930,929	—	—	2,930,929
Collateral For Securities Loaned	103,120	—	—	103,120
Total Investments	$13,557,451	$—	$—	$13,557,451

Derivatives
Futures Contracts	$4,825	$—	$—	$4,825
Total Assets	$13,562,276	$—	$—	$13,562,276
Liabilities
Derivatives
Futures Contracts	$(6,125)	$—	$—	$(6,125)
Total Liabilities	$(6,125)	$—	$—	$(6,125)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit *	$—	$10,976,901	$—	$10,976,901
Corporate Bonds *	—	24,753,878	—	24,753,878
Exchange-Traded Funds	46,330,370	—	—	46,330,370
Short-Term Investments	95,778,603	—	—	95,778,603
Collateral For Securities Loaned	10,274,433			10,274,433
Total Investments	$152,383,406	$35,730,779	$—	$188,114,185
Derivatives
Futures Contracts	$5,675,457	$—	$—	$5,675,457
Total Assets	$158,058,863	$35,730,779	$—	$193,789,642

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit *	$—	$2,029,261	$—	$2,029,261
Exchange-Traded Funds	4,390,488	—	—	4,390,488
Short-Term Investments	16,943,043	—	—	16,943,043
Total Investments	$21,333,531	$2,029,261	$—	$23,362,792
Derivatives
Futures Contracts	$1,298,858	$—	$—	$1,298,858
Total Assets	$22,632,389	$2,029,261	$—	$24,661,650

Quantified Tactical Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit *	$—	$9,959,952	$—	$9,959,952
Corporate Bonds*	—	23,850,417	—	23,850,417
Exchange-Traded Funds	27,937,188	—	—	27,937,188
Short-Term Investments	82,803,764	—	—	82,803,764
Collateral For Securities Loaned	3,348,145	—	—	3,348,145
Total Investments	$114,089,097	$33,810,369	$—	$147,899,466
Derivatives
Futures Contracts	$6,427	$—	$—	$6,427
Total Return Swaps	—	328,070	—	328,070
Total Assets	$114,095,524	$34,138,439	$—	$148,233,963

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificate of Deposit *	$—	$1,013,111	$—	$1,013,111
Exchange-Traded Funds	9,629,034	—	—	9,629,034
Short-Term Investments	34,813,895	—	—	34,813,895
Total Investments	$44,442,929	$1,013,111	$—	$45,456,040
Derivatives
Futures Contracts	$1,290,872	$—	$—	$1,290,872
Total Assets	$45,733,801	$1,013,111	$—	$46,746,912
Liabilities
Derivatives
Futures Contracts	$(580,481)	$—	$—	$(580,481)
Total Return Swaps		(10,515)	—	(10,515)
Total Liabilities	$(580,481)	$(10,515)	$—	$(590,996)

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$136,318,568	$—	$—	$136,318,568
Short-Term Investments	11,598,213			11,598,213
Collateral For Securities Loaned	34,176,176	—	—	34,176,176
Total Investments	$182,092,957	$—	$—	$182,092,957

Quantified Tactical Sectors Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$49,945,002	$—	$—	$49,945,002
Short-Term Investments	24,511,228	—	—	24,511,228
Collateral For Securities Loaned	26,714,180	—	—	26,714,180
Total Investments	$101,170,410	$—	$—	$101,170,410
Derivatives
Total Return Swaps		$587,574	$—	$587,574
Total Assets	$101,170,410	$587,574	$—	$101,757,984
Liabilities
Derivatives
Total Return Swaps	$—	$(868,862)	$—	$(868,862)
Total Liabilities	$—	$(868,862)	$—	$(868,862)

Quantified Rising Dividend Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$45,670,494	$—	$—	$45,670,494
Short-Term Investments	17,102,552			17,102,552
Total Investments	$62,773,046	$—	$—	$62,773,046

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Quantified Government Income Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$11,911,119	$—	$—	$11,911,119
Short-Term Investments	35,500,003	—	—	35,500,003
Total Investments	$47,411,122	$—	$—	$47,411,122
Liabilities
Derivatives
Futures Contracts	$(43,541)	$—	$—	$(43,541)
Total Liabilities	$(43,541)	$—	$—	$(43,541)

*	Refer to each of the Schedule of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the six months ended December 31, 2021.

Consolidation of Subsidiaries – The consolidated financial statements of the Quantified Evolution Plus Fund include the accounts of QEPF Fund Ltd. (“QEPF Ltd.”), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in QEPF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on December 30, 2019 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in QEPF Ltd. is as follows:

	Inception Date	QEPF Ltd. Net Assets at	% Of Net Assets at
	of QEPF Ltd.	December 31, 2021	December 31, 2021
QEPF Ltd.	12/30/19	$1,872,028	3.00%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of December 31, 2021.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2021, Quantified Market Leaders Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and Quantified Tactical Sectors Fund entered into total return swaps and are subject to applicable master netting arrangements.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2019 – June 30, 2021) or expected to be taken in the Funds’ June 30, 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, QEPF Fund Limited (“QEPF”) is an exempted Cayman Islands investment company. QEPF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QEPF is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months ended December 31, 2021 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$328,031,125	$366,240,458
Quantified Market Leaders Fund	1,316,652,088	1,360,942,184
Quantified Alternative Investment Fund	65,345,688	62,520,579
Quantified STF Fund	96,862,158	73,931,527
Quantified Pattern Recognition Fund	19,879,693	26,130,597
Quantified Tactical Fixed Income Fund	50,205,046	34,961,921
Quantified Evolution Plus Fund	37,405,041	36,590,038
Quantified Common Ground Fund	397,948,730	322,459,269
Quantified Tactical Sectors Fund	302,879,701	285,574,423
Quantified Rising Dividend Tactical Fund	23,628,839	—
Quantified Government Income Tactical Fund	27,246,801	17,464,242

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2021:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

	Asset derivatives
Quantified Alternative Investment Fund	Futures - Equity Contracts	$4,825
Quantified STF Fund	Futures - Equity Contracts	5,675,457
Quantified Pattern Recognition Fund	Futures - Equity Contracts	1,298,858
Quantified Tactical Fixed Income Fund	Futures - Interest Rate Contracts	6,427
	Swaps - Credit Contracts	328,070
Quantified Evolution Plus Fund	Futures - Equity Contracts	1,290,872
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	587,574
	Liability derivatives

Quantified Managed Income Fund	Futures - Interest Rate Contracts	$(89,576)
	Futures - Equity Contracts	(158,567)
Quantified Market Leaders Fund	Swaps - Equity Contracts	(3,144,484)
Quantified Alternative Investment Fund	Futures - Interest Rate Contracts	(6,125)
Quantified Evolution Plus Fund	Futures - Equity Contracts	(425,711)
	Futures - Currency Contracts	(154,770)
	Swaps - Equity Contracts	(10,515)
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	(868,862)
Quantified Government Income Tactical Fund	Futures - Interest Rate Contracts	(43,541)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

Transactions in derivative instruments during the six months ended December 31, 2021, were as follows:

		Equity/Interest
		Rate/Credit/Commodity
	Statements of Operations location	Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$1,433,386
Equity Risk	Futures	(1,052,650)
		380,736

	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(81,849)
Equity Risk	Futures	(116,619)
		(198,468)

Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(19,003,710)

	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(8,508,379)

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$179,342
Commodity Risk	Futures	$150,311
		329,653

	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(6,125)
Equity Risk	Futures	(17,657)
		(23,782)

Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$40,978,214

	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(6,174,508)

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$1,831,024

	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$1,210,805

Quantified Tactical Fixed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$8,197,176
Credit Risk	Swaps	(909,813)

	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$23,540
Credit Risk	Swaps	(25,866)

Quantified Evolution Plus Fund	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$8,119,388
Equity Risk	Futures	(31,002)
		8,088,386

Equity Risk	Swaps	(4,373,172)

	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(352,735)
Equity Risk	Futures	1,803,479
		1,450,744

Equity Risk	Swaps	642,643

Quantified Tactical Sectors Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(16,334,841)

	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$60,739

Quantified Government Income Tactical Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$1,160,105

	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(42,037)

(1)	Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The derivative instruments outstanding as of December 31, 2021 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedule of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Credit Suisse or Barclays as the counterparty. If Credit Suisse or Barclays becomes insolvent, Credit Suisse or Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s or Barclays’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain (loss) on futures contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of December 31, 2021.

Quantified Managed Income Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments (2)	Received	Net Amount
Securities Lending	$15,163,869	$—	$15,163,869	$(15,163,869)	$—	$—
Total	$15,163,869	$—	$15,163,869	$(15,163,869)	$—	$—

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Assets Presented in
	Recognized	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(248,143)	$—	$(248,143)	$—	$248,143	$—
	$(248,143)	$—	$(248,143)	$—	$248,143	$—

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments (2)	Received	Net Amount
Securities Lending	$27,907,996	$—	$27,907,996	$(27,907,996)	$—	$—
Total	$27,907,996	$—	$27,907,996	$(27,907,996)	$—	$—

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of Assets	Statement of Assets	the Statement of Assets	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	& Liabilities	Instruments	Pledged (1)	Net Amount
Swaps	$(3,144,484)	$—	$(3,144,484)		$2,180,000	$(964,484)
Total	$(3,144,484)	$—	$(3,144,484)	$—	$2,180,000	$(964,484)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Quantified Alternative Investment Fund:

				Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the
	Statements of	Statement of Assets	Statement of Assets	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	& Liabilities	Instruments (2)	Received	Net Amount
Futures Contracts	$4,825	$—	$4,825	$(4,825)	$—	$—
Securities lending	100,958	—	100,958	(100,958)	—	—
Total	$105,783	$—	$105,783	$(105,783)	$—	$—

				Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
	Gross Amounts of	Gross Amounts Offset	Net Amounts Presented
	Recognized	in the Statement of	in the Statement of
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Financial Instruments	Collateral Pledged (1)	Net Amount
Futures Contracts	$(6,125)	$—	$(6,125)	$4,825	$1,300	$—
Total	$(6,125)	$—	$(6,125)	$4,825	$1,300	$—

Quantified STF Fund:

				Gross Amounts Not Offset in the Statements of
				Assets & Liabilities
Assets:	Gross Amounts		Net Amounts
	Presented in the	Gross Amounts	Presented in the
	Statements of	Offset in the	Statement of	Financial
	Assets &	Statement of Assets	Assets &	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Liabilities	Pledged (2)	Received	Net Amount
Futures Contracts	$5,675,457	$—	$5,675,457	$—	$—	$5,675,457
Securities lending	10,061,979	—	10,061,979	(10,061,979)	—	—
Total	$15,737,436	$—	$15,737,436	$(10,061,979)	$—	$5,675,457

Quantified Pattern Recognition Fund

				Gross Amounts Not Offset in the Statements of
Assets:				Assets & Liabilities
	Gross Amounts
	Presented in the	Gross Amounts	Net Amounts
	Statements of	Offset in the	Presented in the	Financial
	Assets &	Statement of Assets	Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Futures Contracts	$1,298,858	$—	$1,298,858	$—	$—	$1,298,858
Total	$1,298,858	$—	$1,298,858	$—	$—	$1,298,858

Quantified Tactical Fixed Income Fund:

				Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the	Financial
	Statements of	Statement of	Statement of Assets	Instruments
Description	Assets & Liabilities	Assets & Liabilities	& Liabilities	Pledged (2)	Cash Collateral Received	Net Amount
Future Contracts	$6,427	$—	$6,427	$—	$—	$6,427
Swaps	328,070	—	328,070	—	—	328,070
Securities lending	3,279,503	—	3,279,503	(3,279,503)	—	—
Total	$3,614,000	$—	$3,614,000	$(3,279,503)	$—	$334,497

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2021

Quantified Evolution Plus Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments (2)	Received	Net Amount
Futures Contracts	$1,290,872	$—	$1,290,872	$(580,481)	$—	$710,391
Total	$1,290,872	$—	$1,290,872	$(580,481)	$—	$710,391

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of Assets	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(580,481)	$—	$(580,481)	$—	$580,481	$—
Swaps	(10,515)	—	(10,515)	—	10,515	—
Total	$(590,996)	$—	$(590,996)	$—	$590,996	$—

Quantified Common Ground Fund:

Gross Amounts Not Offset in the Statements of
Assets:				Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the	Financial
	Statements of	Statement of	Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Securities lending	$33,629,642	$—	$33,629,642	$(33,629,642)	$—	$—
Total	$33,629,642	$—	$33,629,642	$(33,629,642)	$—	$—

Quantified Tactical Sectors Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments (2)	Received	Net Amount
Swaps	$587,574	$—	$587,574	$—	$(587,574)	$587,574
Securities lending	26,084,546	—	26,084,546	(26,084,546)	—	—
Total	$26,672,120	$—	$26,672,120	$(26,084,546)	$(587,574)	$587,574

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of Assets	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Swaps	$(868,862)	$—	$(868,862)	$—	$587,574	$(281,288)
Total	$(868,862)	$—	$(868,862)	$—	$587,574	$(281,288)

Quantified Government Income Tactical Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of Assets	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(43,541)	$—	$(43,541)	$—	$43,541	$—
Total	$(43,541)	$—	$(43,541)	$—	$43,541	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 1.00%, except for Quantified Alternative, Quantified Managed Income and Quantified Market Leaders which pay 0.75%. For the six months ended December 31, 2021, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$449,808
Quantified Market Leaders Fund	1,346,139
Quantified Alternative Investment Fund	49,885
Quantified STF Fund	1,169,116
Quantified Pattern Recognition Fund	173,645
Quantified Tactical Fixed Income Fund	936,948
Quantified Evolution Plus Fund	339,540
Quantified Common Ground Fund	323,593
Quantified Tactical Sectors Fund	437,604
Quantified Rising Dividend Tactical Fund	135,916
Quantified Government Income Tactical Fund	104,162

Pursuant to a liquidity program administrator agreement with the Funds, the Adviser, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser out of pocket expenses and an annual fee of $9,000 per Fund. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Adviser earned (net of voluntary waivers) the following fees for the six months ended December 31, 2021:

Quantified Managed Income Fund	$4,292
Quantified Market Leaders Fund	4,292
Quantified Alternative Investment Fund	—
Quantified STF Fund	4,292
Quantified Pattern Recognition Fund	—
Quantified Tactical Fixed Income Fund	4,292
Quantified Evolution Plus Fund	4,292
Quantified Common Ground Fund	4,292
Quantified Tactical Sectors Fund	4,292
Quantified Rising Dividend Tactical Fund	—
Quantified Government Income Tactical Fund	—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of UFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months ended December 31, 2021, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$149,902	$138	$150,040
Quantified Market Leaders Fund	448,488	899	449,387
Quantified Alternative Investment Fund	16,521	428	16,949
Quantified STF Fund	291,590	2,755	294,345
Quantified Pattern Recognition Fund	43,411	—	43,411
Quantified Tactical Fixed Income Fund	234,237	—	234,237
Quantified Evolution Plus Fund	84,885	—	84,885
Quantified Common Ground Fund	80,898	—	80,898
Quantified Tactical Sectors Fund	109,401	—	109,401
Quantified Rising Dividend Tactical Fund	33,979	—	33,979
Quantified Government Income Tactical Fund	26,040	—	26,040

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the six months ended December 31, 2021, pursuant to the Shareholder Services Agreement, each Fund paid:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Investor Class
Quantified Managed Income Fund	$89,941
Quantified Market Leaders Fund	269,093
Quantified Alternative Investment Fund	9,913
Quantified STF Fund	174,954
Quantified Pattern Recognition Fund	26,047
Quantified Tactical Fixed Income Fund	140,542
Quantified Evolution Plus Fund	50,931
Quantified Common Ground Fund	48,539
Quantified Tactical Sectors Fund	65,641
Quantified Rising Dividend Tactical Fund	20,387
Quantified Government Income Tactical Fund	15,624

During the six months ended December 31, 2021, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund received $83,955, $192,277, $14,862, $38,317, $9,082, $17,080, $12,655, $56,783, $47,608, $1,500 and $10,145 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $50,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at December 31, 2021, were as follows:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

				Net
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$171,251,627	$730,957	$(855,318)	$(124,361)
Quantified Market Leaders Fund	335,360,020	4,138,831	(55,682)	4,083,149
Quantified Alternative Investment Fund	13,686,273	136,110	(264,932)	(128,822)
Quantified STF Fund	188,770,861	32,302	(688,978)	(656,676)
Quantified Pattern Recognition Fund	23,377,512	29,261	(43,981)	(14,720)
Quantified Tactical Fixed Income Fund	148,482,815	15,352	(598,701)	(583,349)
Quantified Evolution Plus Fund	45,522,859	13,138	(79,957)	(66,819)
Quantified Common Ground Fund	177,923,852	5,517,767	(1,348,642)	4,169,125
Quantified Tactical Sectors Fund	100,181,257	989,153	—	989,153
Quantified Rising Dividend Tactical Fund	60,333,361	2,538,035	(98,350)	2,439,685
Quantified Government Income Tactical Fund	47,426,321	81	(15,280)	(15,199)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2021 and June 30, 2020 was as follows:

For the period ended June 30, 2021:
	Ordinary	Long-Term	Return of	Tax Exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Quantified Managed Income Fund	$727,077	$—	$—	$—	$727,077
Quantified Market Leaders Fund	20,827,738	—	—	—	20,827,738
Quantified Alternative Investment Fund	—	—	—	—	—
Quantified STF Fund	10,992,115	11,448,564	—	—	22,440,679
Quantified Pattern Recognition Fund	—	43,751	—	—	43,751
Quantified Tactical Fixed Income Fund	1,085,151	1,750,280	1,273	—	2,836,704
Quantified Evolution Plus Fund	729,716	—	—	—	729,716
Quantified Common Ground Fund	1,107,232	4,687	—	—	1,111,919
Quantified Tactical Sectors Fund	—	—	—	—	—
Quantified Rising Dividend Tactical Fund	—	—	—	—	—
Quantified Government Income Tactical Fund	—	—	—	—	—

For the period ended June 30, 2020:
	Ordinary	Long-Term	Return of	Tax Exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Quantified Managed Income Fund	$992,119	$—	$—	$566,979	$1,559,098
Quantified Market Leaders Fund	3,801,517	—	—	—	3,801,517
Quantified Alternative Investment Fund	144,452	—	2,652	—	147,104
Quantified STF Fund	324,678	5,819,789	—	—	6,144,467
Quantified Pattern Recognition Fund	420,936	576,593	—	—	997,529
Quantified Tactical Fixed Income Fund	432,018	1,612,800	—	—	2,044,818
Quantified Evolution Plus Fund	18,235	640	—	—	18,875
Quantified Common Ground Fund	—	—	—	—	—
Quantified Tactical Sectors Fund	—	—	—	—	—
Quantified Rising Dividend Tactical Fund	—	—	—	—	—
Quantified Government Income Tactical Fund	—	—	—	—	—

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

	Undistributed	Undistributed	Post October Loss Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$475,303	$—	$(1,615,179)	$(8,023,496)	$—	$544,826	$(8,618,546)
Quantified Market Leaders Fund	64,864,124	—	—	—	—	6,266,032	71,130,156
Quantified Alternative Investment Fund	670,037	—	—	—	—	(65,084)	604,953
Quantified STF Fund	14,274,318	6,613,758	—	—	—	(223,147)	20,664,929
Quantified Pattern Recognition Fund	3,446,285	—	—	—	—	17,762	3,464,047
Quantified Tactical Fixed Income Fund	—	—	(9,529,908)	(2,138,684)	—	(211,211)	(11,879,803)
Quantified Evolution Plus Fund	2,403,038	1,910,970	—	—	—	(31,582)	4,282,426
Quantified Common Ground Fund	5,446,433	—	—	—	—	189,683	5,636,116
Quantified Tactical Sectors Fund	2,251,468	—	—	—	—	436,559	2,688,027
Quantified Rising Dividend Tactical Fund	14,977	—	—	—	—	477,058	492,035
Quantified Government Income Tactical Fund	21,013	42,337	—	—	—	(4,329)	59,021

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256 and swap contracts, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Quantified Managed Income Fund	$1,615,179
Quantified Market Leaders Fund	—
Quantified Alternative Investment Fund	—
Quantified STF Fund	—
Quantified Pattern Recognition Fund	—
Quantified Tactical Fixed Income Fund	9,529,908
Quantified Evolution Plus Fund	—
Quantified Common Ground Fund	—
Quantified Tactical Sectors Fund	—
Quantified Rising Dividend Tactical Fund	—
Quantified Government Income Tactical Fund	—

At June 30, 2021, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	Utilized
Quantified Managed Income Fund	$7,248,468	$775,028	$8,023,496	$—
Quantified Alternative Investment Fund	—	—	—	378,795
Quantified Tactical Fixed Income Fund	1,217,414	921,270	2,138,684	—

During the fiscal period ended June 30, 2021, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, reclassification of Fund distributions, use of tax equalization, credits adjustments for prior year tax returns and adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary, resulted in reclassification for the period ended June 30, 2021 as follows:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Quantified Managed Income Fund	$—	$—
Quantified Market Leaders Fund	34,734,450	(34,734,450)
Quantified Alternative Investment Fund	1,260,704	(1,260,704)
Quantified STF Fund	15,772,368	(15,772,368)
Quantified Pattern Recognition Fund	6,883,764	(6,883,764)
Quantified Tactical Fixed Income Fund	(419,680)	419,680
Quantified Evolution Plus Fund	(1,974,229)	1,974,229
Quantified Common Ground Fund	6,502,878	(6,502,878)
Quantified Tactical Sectors Fund	75,639	(75,639)
Quantified Rising Dividend Tactical Fund	(10,249)	10,249
Quantified Government Income Tactical Fund	1,738	(1,738)

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2021, E*Trade Savings Bank held 83.59% of the Quantified Managed Income Fund, 82.51% of the Quantified Market Leaders Fund, 72.24% of the Quantified Alternative Investment Fund, 70.36% of the Quantified STF Fund, 83.69% of the Quantified Pattern Recognition Fund, 89.62% of the Quantified Tactical Fixed Income Fund, 88.07% of the Quantified Evolution Plus Fund, 77.12% of the Quantified Common Ground Fund, 98.01% of the Quantified Tactical Sectors Fund, 88.95% of the Quantified Rising Dividend Tactical Fund and 80.90% of the Quantified Government Income Tactical Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest greater than 25% of their assets in the corresponding investments. The Fund may redeem its investment from the investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Quantified Managed Income Fund	Fidelity Government Portfolio Institutional Class	30.4%
	First American Government Obligations Fund Class Z	30.4%
Quantified Pattern Recognition Fund	Fidelity Government Portfolio Institutional Class	29.3%
	First American Government Obligations Fund Class Z	29.3%
Quantified Evolution Plus Fund	Fidelity Government Portfolio Institutional Class	26.3%
	First American Government Obligations Fund Class Z	26.3%
Quantified Government Income Tactical Fund	Fidelity Government Portfolio Institutional Class	35.0%
	First American Government Obligations Fund Class Z	34.9%

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of December 31, 2021, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

		Overnight and Continuous
Fund	Value of Securities Loaned	Value of Collateral*
Quantified Managed Income Fund	$15,163,869	$15,501,014
Quantified Market Leaders Fund	27,907,996	28,609,670
Quantified Alternative Investment Fund	100,958	103,120
Quantified STF Fund	10,061,979	10,274,433
Quantified Tactical Fixed Income Fund	3,279,503	3,348,145
Quantified Common Ground Fund	33,629,642	34,176,176
Quantified Tactical Sectors Fund	26,084,546	26,714,180

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Schedules of Investments.

12.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

13.	NEW ACCOUNTING PRONOUNCEMENT

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

14.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s				Ending
	Annualized	Beginning	Ending	Expenses	Account	Expenses
	Expense	Account Value	Account Value	Paid During	Value	Paid During
	Ratio	7/1/21	12/31/21	Period*	12/31/21	Period*
Quantified Managed Income Fund
Investor Class	1.32%	$1,000.00	$996.80	$6.64	$1,018.55	$6.72
Advisor Class	1.92%	$1,000.00	$994.30	$9.65	$1,015.53	$9.75
Quantified Market Leaders Fund
Investor Class	1.30%	$1,000.00	$928.70	$6.32	$1,018.65	$6.61
Advisor Class	1.90%	$1,000.00	$925.50	$9.22	$1,015.63	$9.65
Quantified Alternative Investment Fund
Investor Class	1.31%	$1,000.00	$1,024.50	$6.68	$1,018.60	$6.67
Advisor Class	1.92%	$1,000.00	$1,021.50	$9.78	$1,015.53	$9.75
Quantified STF Fund
Investor Class	1.55%	$1,000.00	$1,188.90	$8.55	$1,017.39	$7.88
Advisor Class	2.16%	$1,000.00	$1,185.10	$11.90	$1,014.32	$10.97
Quantified Pattern Recognition Fund
Investor Class	1.56%	$1,000.00	$1,065.40	$8.12	$1,017.34	$7.93
Quantified Tactical Fixed Income Fund
Investor Class	1.56%	$1,000.00	$1,041.00	$8.03	$1,017.34	$7.93
Quantified Evolution Plus Fund
Investor Class	1.57%	$1,000.00	$1,089.40	$8.27	$1,017.29	$7.98
Quantified Common Ground Fund
Investor Class	1.62%	$1,000.00	$1,164.80	$8.84	$1,017.04	$8.24
Quantified Tactical Sectors Fund
Investor Class	1.56%	$1,000.00	$789.80	$7.04	$1,017.34	$7.93
Quantified Rising Dividend Tactical Fund
Investor Class	1.56%	$1,000.00	$1,085.30	$8.20	$1,017.34	$7.93
Quantified Government Income Tactical Fund
Investor Class	1.57%	$1,000.00	$1,059.90	$8.15	$1,017.29	$7.98

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

QUANT-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/4/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/4/22

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 3/4/22